United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2012

Date of Reporting Period: Six months ended 01/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
A	QAACX
C	QCACX
R	QKACX
Institutional	QIACX

Federated MDT All Cap Core Fund

Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2011 through January 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At January 31, 2012, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Specialty Retailing	5.6%
Regional Banks	5.3%
Financial Services	5.1%
AT&T Divestiture	5.0%
Money Center Bank	4.7%
Discount Department Stores	4.5%
Services to Medical Professionals	4.5%
Building Supply Stores	3.8%
Construction Machinery	3.8%
Department Stores	3.6%
Oil Refiner	3.1%
Computers — Midrange	2.6%
Ethical Drugs	2.6%
Multi-Industry Transportation	2.4%
Semiconductor Distribution	2.4%
Broadcasting	2.3%
Auto Manufacturing	2.0%
Cable & Wireless Television	1.9%
Biotechnology	1.8%
Computer Stores	1.7%
Software Packaged/Custom	1.7%
Cosmetics & Toiletries	1.3%
Drug Store	1.3%
Medical Technology	1.3%
Commodity Chemicals	1.2%
Integrated International Oil	1.2%
Defense Electronics	1.1%
Life Insurance	1.1%
Airline — Regional	1.0%
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Industry Composition	Percentage of Total Net Assets
Undesignated Consumer Cyclicals	1.0%
Other[2]	17.5%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities — Net[4]	(0.2)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

January 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Agricultural Machinery – 0.2%
3,300	[1]	AGCO Corp.	168,069
		Airline — Regional – 1.0%
14,267	[1]	Alaska Air Group, Inc.	1,086,147
		Apparel – 0.2%
2,500	[1]	Warnaco Group, Inc.	145,625
3,300	[1]	Zumiez, Inc.	94,248
		TOTAL	239,873
		AT&T Divestiture – 5.0%
108,200		AT&T, Inc.	3,182,162
54,100		Verizon Communications, Inc.	2,037,406
		TOTAL	5,219,568
		Auto Manufacturing – 2.0%
26,800		Ford Motor Co.	332,856
62,000	[1]	General Motors Co.	1,489,240
6,600	[1]	TRW Automotive Holdings Corp.	247,632
		TOTAL	2,069,728
		Auto Original Equipment Manufacturers – 0.4%
4,700	[1]	O'Reilly Automotive, Inc.	383,097
2,200	[1]	Tenneco Automotive, Inc.	70,620
		TOTAL	453,717
		Auto Part Replacement – 0.5%
8,600		Genuine Parts Co.	548,508
		Auto Rentals – 0.1%
1,400	[1]	United Rentals, Inc.	53,536
		Biotechnology – 1.8%
26,100	[1]	Celgene Corp.	1,897,470
		Broadcasting – 2.3%
52,889	[1]	DIRECTV Group, Inc., Class A	2,380,534
2,500	[1]	DISH Network Corp., Class A	69,800
		TOTAL	2,450,334
		Building Supply Stores – 3.8%
71,200		Home Depot, Inc.	3,160,568
31,600		Lowe's Cos., Inc.	847,828
		TOTAL	4,008,396
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Shares			Value
		Cable & Wireless Television – 1.9%
26,700		Time Warner Cable, Inc.	1,968,324
		Cable TV – 0.2%
3,700	[1]	Charter Communications, Inc.	213,268
		Carpets – 0.2%
3,900	[1]	Mohawk Industries, Inc.	238,524
		Clothing Stores – 0.5%
4,200		American Eagle Outfitters, Inc.	59,178
1,700	[1]	Children's Place Retail Stores, Inc.	84,813
15,000		Gap (The), Inc.	284,700
3,000	[1]	Hanesbrands, Inc.	73,800
		TOTAL	502,491
		Commodity Chemicals – 1.2%
13,300		PPG Industries, Inc.	1,191,414
3,000		RPM International, Inc.	75,090
		TOTAL	1,266,504
		Computer Peripherals – 0.1%
3,700		Lexmark International Group, Class A	129,130
		Computer Services – 0.6%
1,300	[1]	CACI International, Inc., Class A	76,297
2,600		Fair Isaac & Co., Inc.	94,224
11,134	[1]	Synnex Corp.	402,828
		TOTAL	573,349
		Computer Stores – 1.7%
6,500	[1]	GameStop Corp.	151,840
46,849	[1]	Ingram Micro, Inc., Class A	889,194
2,100	[1]	Insight Enterprises, Inc.	38,766
13,862	[1]	Tech Data Corp.	719,715
		TOTAL	1,799,515
		Computers — Low End – 0.2%
12,400	[1]	Dell, Inc.	213,652
		Computers — Midrange – 2.6%
96,300		Hewlett-Packard Co.	2,694,474
		Construction Machinery – 3.8%
27,300		Caterpillar, Inc.	2,978,976
10,700		Joy Global, Inc.	970,383
		TOTAL	3,949,359
		Cosmetics & Toiletries – 1.3%
13,400		Avon Products, Inc.	238,118
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Shares			Value
3,600	[1]	Sally Beauty Holdings, Inc.	74,232
14,100	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	1,074,702
		TOTAL	1,387,052
		Crude Oil & Gas Production – 0.6%
15,600	[1]	Plains Exploration & Production Co.	588,432
		Defense Aerospace – 0.3%
3,200	[1]	Transdigm Group, Inc.	334,496
		Defense Electronics – 1.1%
20,600		Northrop Grumman Corp.	1,195,830
		Department Stores – 3.6%
1,500		Dillards, Inc., Class A	66,375
14,900		Kohl's Corp.	685,251
16,600		Macy's, Inc.	559,254
8,400		Penney (J.C.) Co., Inc.	349,020
4,500	[1]	Sears Holdings Corp.	189,675
37,200		Target Corp.	1,890,132
		TOTAL	3,739,707
		Discount Department Stores – 4.5%
8,000	[1]	Dollar Tree, Inc.	678,480
4,200		Family Dollar Stores, Inc.	234,360
61,000		Wal-Mart Stores, Inc.	3,742,960
		TOTAL	4,655,800
		Diversified Leisure – 0.2%
4,500	[1]	Bally Technologies, Inc.	189,990
		Drug Store – 1.3%
42,000		Walgreen Co.	1,401,120
		Electric Utility – 0.5%
2,800		Idacorp, Inc.	118,020
20,600		PNM Resources, Inc.	366,886
		TOTAL	484,906
		Electrical — Radio & TV – 0.1%
2,800		Harman International Industries, Inc.	118,160
		Electrical Equipment – 0.1%
1,400	[1]	WESCO International, Inc.	88,032
		Electronic Test/Measuring Equipment – 0.1%
1,800	[1]	Itron, Inc.	69,822
		Electronics Stores – 0.4%
18,500		Best Buy Co., Inc.	443,075
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Shares			Value
		Ethical Drugs – 2.6%
60,200		Eli Lilly & Co.	2,392,348
10,200	[1]	Forest Laboratories, Inc., Class A	324,156
		TOTAL	2,716,504
		Financial Services – 5.1%
9,800		Mastercard, Inc.	3,484,586
2,700		Nelnet, Inc., Class A	66,555
17,500		Visa, Inc., Class A	1,761,200
		TOTAL	5,312,341
		Food Wholesaling – 0.9%
29,700		Sysco Corp.	894,267
		Grocery Chain – 0.9%
25,700		Kroger Co.	610,632
13,700		Safeway, Inc.	301,126
		TOTAL	911,758
		Health Care Equipment & Supplies – 0.1%
2,200		Hill-Rom Holdings, Inc.	72,622
		Home Products – 0.6%
4,100	[1]	Energizer Holdings, Inc.	316,192
5,200		Newell Rubbermaid, Inc.	96,044
3,400		Tupperware Brands Corp.	213,656
		TOTAL	625,892
		Hospitals – 0.1%
2,200	[1]	LifePoint Hospitals, Inc.	88,418
		Household Appliances – 0.3%
6,100		Whirlpool Corp.	331,352
		Integrated Domestic Oil – 0.8%
14,900		Hess Corp.	838,870
		Integrated International Oil – 1.2%
12,211		Chevron Corp.	1,258,710
		Life Insurance – 1.1%
20,100		Prudential Financial, Inc.	1,150,524
		Long-Term Care Centers – 0.0%
1,100		National Healthcare Corp.	48,763
		Mail Order – 0.1%
2,200		HSN, Inc.	78,518
		Meat Packing – 0.6%
28,300	[1]	Smithfield Foods, Inc.	631,939
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Shares			Value
		Medical Supplies – 0.1%
3,400	[1]	CareFusion Corp.	81,430
		Medical Technology – 1.3%
1,300	[1]	Intuitive Surgical, Inc.	597,883
13,100		Zimmer Holdings, Inc.	795,825
		TOTAL	1,393,708
		Metal Fabrication – 0.1%
2,800		Reliance Steel & Aluminum Co.	148,960
		Miscellaneous Components – 0.5%
14,297	[1]	Fairchild Semiconductor International, Inc., Class A	199,872
27,428	[1]	Vishay Intertechnology, Inc.	336,816
		TOTAL	536,688
		Miscellaneous Machinery – 0.6%
8,400		Fastenal Co.	392,112
3,300		SPX Corp.	229,779
		TOTAL	621,891
		Money Center Bank – 4.7%
101,500		J.P. Morgan Chase & Co.	3,785,950
9,600		Northern Trust Corp.	395,616
19,200		State Street Corp.	752,256
		TOTAL	4,933,822
		Multi-Industry Capital Goods – 0.2%
7,800		Textron, Inc.	198,744
		Multi-Industry Transportation – 2.4%
27,100		FedEx Corp.	2,479,379
		Multi-Line Insurance – 0.3%
7,400	[1]	CNO Financial Group, Inc.	49,728
6,800		Validus Holdings Ltd.	218,076
		TOTAL	267,804
		Office Equipment – 0.1%
5,600		Pitney Bowes, Inc.	106,232
		Office Supplies – 0.1%
4,500		Avery Dennison Corp.	122,175
		Oil Refiner – 3.1%
9,000	[1]	Tesoro Petroleum Corp.	225,270
126,300		Valero Energy Corp.	3,029,937
		TOTAL	3,255,207
		Oil Service, Explore & Drill – 0.3%
5,200		Helmerich & Payne, Inc.	320,892
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Shares			Value
		Oil Well Supply – 0.6%
4,600		Carbo Ceramics, Inc.	447,350
2,200	[1]	Oil States International, Inc.	175,318
		TOTAL	622,668
		Paint & Related Materials – 0.6%
6,700		Sherwin-Williams Co.	653,451
		Paper Products – 0.4%
5,700	[1]	Boise, Inc.	43,548
10,500		International Paper Co.	326,970
		TOTAL	370,518
		Personnel Agency – 0.3%
4,500		Manpower, Inc.	180,495
3,400		Robert Half International, Inc.	94,146
		TOTAL	274,641
		Plastic Containers – 0.1%
4,200	[1]	Owens-Illinois, Inc.	101,010
		Poultry Products – 0.2%
9,300		Tyson Foods, Inc., Class A	173,352
		Printed Circuit Boards – 0.0%
4,200	[1]	Sanmina-SCI Corp.	46,116
		Printing – 0.1%
4,800		Donnelley (R.R.) & Sons Co.	54,528
		Property Liability Insurance – 0.1%
1,700		ProAssurance Corp.	138,771
		Regional Banks – 5.3%
14,700		BB&T Corp.	399,693
5,700		Comerica, Inc.	157,719
7,700		Fifth Third Bancorp	100,177
17,200		Huntington Bancshares, Inc.	98,212
8,400		KeyCorp	65,268
13,400		PNC Financial Services Group	789,528
11,100		SunTrust Banks, Inc.	228,327
124,900		Wells Fargo & Co.	3,648,329
		TOTAL	5,487,253
		Semiconductor Distribution – 2.4%
32,113	[1]	Arrow Electronics, Inc.	1,325,946
34,015	[1]	Avnet, Inc.	1,186,103
		TOTAL	2,512,049
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Shares			Value
		Semiconductor Manufacturing – 0.2%
5,600	[1]	Silicon Laboratories, Inc.	245,504
		Services to Medical Professionals – 4.5%
13,800		Aetna, Inc.	603,060
3,600	[1]	Coventry Health Care, Inc.	108,252
7,100		Humana, Inc.	632,042
41,400		UnitedHealth Group, Inc.	2,144,106
19,273		Wellpoint, Inc.	1,239,639
		TOTAL	4,727,099
		Shoes – 0.1%
1,300	[1]	Deckers Outdoor Corp.	105,105
		Soft Drinks – 0.9%
14,400		Coca-Cola Enterprises, Inc.	385,776
13,800		Dr. Pepper Snapple Group, Inc.	535,716
		TOTAL	921,492
		Software Packaged/Custom – 1.7%
20,800		CA, Inc.	536,224
3,000	[1]	Commvault Systems, Inc.	141,000
7,300		Computer Sciences Corp.	188,559
6,800	[1]	Electronic Arts, Inc.	126,276
2,900	[1]	F5 Networks, Inc.	347,246
2,100	[1]	Solarwinds, Inc.	66,381
22,200	[1]	Symantec Corp.	381,618
		TOTAL	1,787,304
		Specialty Chemicals – 0.7%
5,300		Airgas, Inc.	418,329
4,700		Ashland, Inc.	296,382
		TOTAL	714,711
		Specialty Retailing – 5.6%
8,000		Abercrombie & Fitch Co., Class A	367,520
5,100		Advance Auto Parts, Inc.	390,864
6,300	[1]	AutoNation, Inc.	225,288
2,900	[1]	Big Lots, Inc.	114,521
63,087		CVS Caremark Corp.	2,633,882
4,600		Expedia, Inc.	148,902
5,400		Foot Locker, Inc.	141,696
10,800		Nordstrom, Inc.	533,304
5,000		PetSmart, Inc.	266,100
3,900		Signet Jewelers Ltd.	177,762
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Shares			Value
16,300		Staples, Inc.	238,469
6,400	[1]	Vera Bradley, Inc.	229,248
2,900	[1]	Vitamin Shoppe Industries, Inc.	123,946
6,100		Williams-Sonoma, Inc.	218,746
		TOTAL	5,810,248
		Telecommunication Equipment & Services – 0.1%
1,200	[1]	Anixter International, Inc.	78,612
3,400	[1]	Level 3 Communications, Inc.	63,070
		TOTAL	141,682
		Tools and Hardware – 0.1%
2,700		Snap-On, Inc.	152,577
		Toys & Games – 0.3%
9,500		Hasbro, Inc.	331,645
		Truck Manufacturing – 0.1%
3,500	[1]	Navistar International Corp.	151,515
		Trucking – 0.2%
3,100		Ryder System, Inc.	174,468
		Undesignated Consumer Cyclicals – 1.0%
11,000	[1]	Apollo Group, Inc., Class A	576,510
2,100		DeVRY, Inc.	79,296
1,500	[1]	ITT Educational Services, Inc.	98,805
2,000	[1]	Liquidity Services, Inc.	69,020
2,700		Nu Skin Enterprises, Inc., Class A	134,865
3,200		Rent-A-Center, Inc.	108,224
		TOTAL	1,066,720
		Uniforms – 0.2%
6,500		Cintas Corp.	240,825
		TOTAL COMMON STOCKS (IDENTIFIED COST $93,160,785)	102,873,020
		MUTUAL FUND – 1.8%
1,823,232	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	1,823,232
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $94,984,017)[4]	104,696,252
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[5]	(174,752)
		TOTAL NET ASSETS — 100%	$104,521,500

Semi-Annual Shareholder Report

10

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities. Including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$12.48	$10.54	$9.91	$14.05	$16.74	$15.08
Income From Investment Operations:
Net investment income	0.03[2]	0.03[2]	0.05[2]	0.06[2]	0.06	0.02[2]
Net realized and unrealized gain (loss) on investments	(0.03)	1.96	0.67	(4.15)	(1.56)	2.18
TOTAL FROM INVESTMENT OPERATIONS	0.00	1.99	0.72	(4.09)	(1.50)	2.20
Less Distributions:
Distributions from net investment income	—	(0.05)	(0.09)	(0.05)	—	—
Distributions from net realized gain on investments	—	—	—	—	(1.19)	(0.54)
TOTAL DISTRIBUTIONS	—	(0.05)	(0.09)	(0.05)	(1.19)	(0.54)
Net Asset Value, End of Period	$12.48	$12.48	$10.54	$9.91	$14.05	$16.74
Total Return[3]	0.00%[4]	18.87%	7.18%	(29.07)%	(9.98)%	14.67%
Ratios to Average Net Assets:
Net expenses	1.35%[5]	1.34%	1.29%	1.34%	1.29%	1.36%
Net investment income	0.47%[5]	0.21%	0.44%	0.64%	0.43%	0.13%
Expense waiver/reimbursement[6]	0.47%[5]	0.31%	0.25%	0.14%	0.00%[4]	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,238	$40,227	$54,437	$81,898	$194,867	$201,888
Portfolio turnover	96%	154%	135%	290%	199%	225%
1	MDT All Cap Core Fund (the “Predecessor Fund”) was reorganized into Federated MDT All Cap Core Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$12.12	$10.27	$9.66	$13.73	$16.51	$14.99
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]	(0.07)[2]	(0.04)[2]	(0.02)[2]	(0.04)	(0.11)[2]
Net realized and unrealized gain (loss) on investments	(0.03)	1.92	0.65	(4.05)	(1.55)	2.17
TOTAL FROM INVESTMENT OPERATIONS	(0.05)	1.85	0.61	(4.07)	(1.59)	2.06
Less Distributions:
Distributions from net investment income	—	—	(0.00)[3]	—	—	—
Distributions from net realized gain on investments	—	—	—	—	(1.19)	(0.54)
TOTAL DISTRIBUTIONS	—	—	(0.00)[3]	—	(1.19)	(0.54)
Net Asset Value, End of Period	$12.07	$12.12	$10.27	$9.66	$13.73	$16.51
Total Return[4]	(0.41)%	18.01%	6.33%	(29.64)%	(10.69)%	13.81%
Ratios to Average Net Assets:
Net expenses	2.15%[5]	2.13%	2.08%	2.14%	2.08%	2.13%
Net investment income (loss)	(0.32)%[5]	(0.59)%	(0.36)%	(0.17)%	(0.36)%	(0.64)%
Expense waiver/reimbursement[6]	0.45%[5]	0.29%	0.24%	0.17%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,358	$31,129	$39,524	$52,546	$96,601	$104,957
Portfolio turnover	96%	154%	135%	290%	199%	225%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,				Period Ended 7/31/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.44	$10.52	$9.91	$14.10	$16.86	$16.82
Income From Investment Operations:
Net investment income (loss)	(0.00)[2,3]	(0.04)[2]	(0.01)[2]	0.01[2]	(0.00)[3]	(0.03)[2]
Net realized and unrealized gain (loss) on investments	(0.04)	1.97	0.68	(4.16)	(1.57)	0.61
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	1.93	0.67	(4.15)	(1.57)	0.58
Less Distributions:
Distributions from net investment income	—	(0.01)	(0.06)	(0.04)	—	—
Distributions from net realized gain on investments	—	—	—	—	(1.19)	(0.54)
TOTAL DISTRIBUTIONS	—	(0.01)	(0.06)	(0.04)	(1.19)	(0.54)
Net Asset Value, End of Period	$12.40	$12.44	$10.52	$9.91	$14.10	$16.86
Total Return[4]	(0.32)%	18.33%	6.71%	(29.42)%	(10.34)%	3.52%
Ratios to Average Net Assets:
Net expenses	1.85%[5]	1.83%	1.75%	1.80%	1.75%	1.80%[5]
Net investment income (loss)	(0.02)%[5]	(0.31)%	(0.09)%	0.15%	(0.00)%[6]	(0.30)%[5]
Expense waiver/reimbursement[7]	0.31%[5]	0.19%	0.18%	0.11%	0.00%[6]	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,947	$2,973	$2,300	$1,937	$1,393	$135
Portfolio turnover	96%	154%	135%	290%	199%	225%[8]
1	Reflects operations for the period from December 12, 2006 (date of initial investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Represents less than 0.01%.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$12.61	$10.66	$10.02	$14.22	$16.88	$15.17
Income From Investment Operations:
Net investment income	0.04[2]	0.05[2]	0.08[2]	0.09[2]	0.10	0.07[2]
Net realized and unrealized gain (loss) on investments	(0.02)	1.99	0.68	(4.20)	(1.57)	2.18
TOTAL FROM INVESTMENT OPERATIONS	0.02	2.04	0.76	(4.11)	(1.47)	2.25
Less Distributions:
Distributions from net investment income	(0.02)	(0.09)	(0.12)	(0.09)	—	—
Distributions from net realized gain on investments	—	—	—	—	(1.19)	(0.54)
TOTAL DISTRIBUTIONS	(0.02)	(0.09)	(0.12)	(0.09)	(1.19)	(0.54)
Net Asset Value, End of Period	$12.61	$12.61	$10.66	$10.02	$14.22	$16.88
Total Return[3]	0.17%	19.14%	7.54%	(28.84)%	(9.71)%	14.92%
Ratios to Average Net Assets:
Net expenses	1.10%[4]	1.08%	1.01%	1.06%	1.01%	1.07%
Net investment income	0.73%[4]	0.45%	0.69%	0.90%	0.72%	0.40%
Expense waiver/reimbursement[5]	0.32%[4]	0.19%	0.20%	0.12%	0.00%[6]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,979	$43,197	$41,958	$50,031	$86,681	$85,128
Portfolio turnover	96%	154%	135%	290%	199%	225%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $1,823,232 of investments in an affiliated holding (Note 5) (identified cost $94,984,017)		$104,696,252
Income receivable		121,473
Receivable for investments sold		678,185
Receivable for shares sold		57,027
TOTAL ASSETS		105,552,937
Liabilities:
Payable for investments purchased	$665,431
Payable for shares redeemed	225,464
Payable for transfer and dividend disbursing agent fees and expenses	64,569
Payable for Directors'/Trustees' fees	277
Payable for distribution services fee (Note 5)	17,783
Payable for shareholder services fee (Note 5)	14,688
Accrued expenses	43,225
TOTAL LIABILITIES		1,031,437
Net assets for 8,415,689 shares outstanding		$104,521,500
Net Assets Consist of:
Paid-in capital		$229,509,752
Net unrealized appreciation of investments		9,712,235
Accumulated net realized loss on investments		(134,882,006)
Undistributed net investment income		181,519
TOTAL NET ASSETS		$104,521,500
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($34,237,917 ÷ 2,743,255 shares outstanding), no par value, unlimited shares authorized	$12.48
Offering price per share (100/94.50 of $12.48)	$13.21
Redemption proceeds per share	$12.48
Class C Shares:
Net asset value per share ($26,357,555 ÷ 2,184,400 shares outstanding), no par value, unlimited shares authorized	$12.07
Offering price per share	$12.07
Redemption proceeds per share (99.00/100 of $12.07)	$11.95
Class R Shares:
Net asset value per share ($2,947,309 ÷ 237,629 shares outstanding), no par value, unlimited shares authorized	$12.40
Offering price per share	$12.40
Redemption proceeds per share	$12.40
Institutional Shares:
Net asset value per share ($40,978,719 ÷ 3,250,405 shares outstanding), no par value, unlimited shares authorized	$12.61
Offering price per share	$12.61
Redemption proceeds per share	$12.61

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Dividends (including $1,509 received from an affiliated holding (Note 5))			$944,790
Expenses:
Investment adviser fee (Note 5)		$386,746
Administrative fee (Note 5)		135,737
Custodian fees		13,521
Transfer and dividend disbursing agent fees and expenses (Note 2)		135,002
Directors'/Trustees' fees		1,377
Auditing fees		11,610
Legal fees		3,112
Portfolio accounting fees		40,691
Distribution services fee (Note 5)		106,971
Shareholder services fee (Note 5)		76,242
Share registration costs		25,894
Printing and postage		26,999
Insurance premiums		2,216
Miscellaneous		4,667
TOTAL EXPENSES		970,785
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(124,431)
Waiver of administrative fee (Note 5)	(27,134)
Waiver of distribution services fee (Note 5)	(175)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(55,782)
TOTAL WAIVERS AND REIMBURSEMENTS		(207,522)
Net expenses			763,263
Net investment income			181,527
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(4,122,042)
Net change in unrealized appreciation of investments			2,921,786
Net realized and unrealized loss on investments			(1,200,256)
Change in net assets resulting from operations			$(1,018,729)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$181,527	$68,486
Net realized gain (loss) on investments	(4,122,042)	21,524,570
Net change in unrealized appreciation/depreciation of investments	2,921,786	824,024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,018,729)	22,417,080
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(193,416)
Class R Shares	—	(1,842)
Institutional Shares	(67,721)	(276,596)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(67,721)	(471,854)
Share Transactions:
Proceeds from sale of shares	4,138,348	22,465,156
Net asset value of shares issued to shareholders in payment of distributions declared	65,853	434,830
Cost of shares redeemed	(16,121,802)	(65,538,863)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,917,601)	(42,638,877)
Change in net assets	(13,004,051)	(20,693,651)
Net Assets:
Beginning of period	117,525,551	138,219,202
End of period (including undistributed net investment income of $181,519 and $67,713, respectively)	$104,521,500	$117,525,551

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended January 31, 2012, transfer and dividend disbursing agent fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed
Class A Shares	$53,754	$(30,414)
Class C Shares	45,486	(20,923)
Class R Shares	5,388	—
Institutional Shares	30,374	(4.445)
TOTAL	$135,002	$(55,782)
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	87,022	$1,001,425	328,142	$4,029,120
Shares issued to shareholders in payment of distributions declared	—	—	15,294	183,529
Shares redeemed	(566,580)	(6,537,004)	(2,285,365)	(27,236,700)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(479,558)	$(5,535,579)	(1,941,929)	$(23,024,051)
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	108,633	$1,224,986	355,709	$4,287,880
Shares redeemed	(493,389)	(5,535,769)	(1,633,873)	(18,969,226)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(384,756)	$(4,310,783)	(1,278,164)	$(14,681,346)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	57,132	$655,529	125,054	$1,537,837
Shares issued to shareholders in payment of distributions declared	—	—	153	1,842
Shares redeemed	(58,565)	(676,788)	(104,836)	(1,281,271)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(1,433)	$(21,259)	20,371	$258,408
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	107,710	$1,256,408	971,643	$12,610,319
Shares issued to shareholders in payment of distributions declared	5,447	65,853	20,599	249,459
Shares redeemed	(287,317)	(3,372,241)	(1,504,407)	(18,051,666)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(174,160)	$(2,049,980)	(512,165)	$(5,191,888)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,039,907)	$(11,917,601)	(3,711,887)	$(42,638,877)

4. FEDERAL TAX INFORMATION

At January 31, 2012, the cost of investments for federal tax purposes was $94,984,017. The net unrealized appreciation of investments for federal tax purposes was $9,712,235. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,960,879 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,248,644.

At July 31, 2011, the Fund had a capital loss carryforward of $130,504,636 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

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The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2016	$436,199	NA	$436,199
2017	$60,477,556	NA	$60,477,556
2018	$69,590,881	NA	$69,590,881

As a result of the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser waived $123,444 of its fee. In addition, an affiliate of the Adviser reimbursed $55,782 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, FAS waived $27,134 of its fee. The net fee paid to FAS was 0.211% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$100,132	$ —
Class R Shares	6,839	(175)
TOTAL	$106,971	$(175)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2012, FSC retained $7,778 of fees paid by the Fund. For the six months ended January 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2012, FSC retained $548 in sales charges from the sale of Class A Shares. FSC also retained $1,248 of CDSC relating to redemptions of Class A Shares and $197 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$42,865
Class C Shares	33,377
TOTAL	$76,242

For the six months ended January 31, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.35%, 2.15%, 1.85% and 1.10% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2012, the Adviser reimbursed $987. Transactions involving the affiliated holding during the six months ended January 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2011	2,027,952
Purchases/Additions	8,770,167
Sales/Reductions	8,974,887
Balance of Shares Held 1/31/2012	1,823,232
Value	$1,823,232
Dividend Income	$1,509
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2012, were as follows:

Purchases	$98,764,471
Sales	$110,539,498

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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28

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.00	$6.79
Class C Shares	$1,000	$995.90	$10.79
Class R Shares	$1,000	$996.80	$9.29
Institutional Shares	$1,000	$1,001.70	$5.53
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.35	$6.85
Class C Shares	$1,000	$1,014.33	$10.89
Class R Shares	$1,000	$1,015.84	$9.37
Institutional Shares	$1,000	$1,019.61	$5.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.35%
Class C Shares	2.15%
Class R Shares	1.85%
Institutional Shares	1.10%

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30

Evaluation and Approval of Advisory Contract – May 2011

federated mdt all cap core fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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31

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

32

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Semi-Annual Shareholder Report

33

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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34

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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35

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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36

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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37

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R718
CUSIP 31421R304

36361 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
A	QABGX
C	QCBGX
R	QKBGX
Institutional	QIBGX

Federated MDT Balanced Fund

Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2011 through January 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity Securities	60.2%
Corporate Debt Securities	15.1%
Mortgage-Backed Securities[2]	7.7%
International Equity Securities (including International Exchange-Traded Funds)	6.3%
U.S. Treasury Securities[3]	5.2%
Collateralized Mortgage Obligations	1.1%
Foreign Debt Securities	0.7%
Trade Finance Agreements	0.6%
Asset-Backed Securities	0.3%
Municipal Security	0.1%
Cash Equivalents[4]	4.0%
Derivative Contracts[5]	0.1%
Other Assets and Liabilities — Net[6]	(1.4)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Also includes $168,533 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

At January 31, 2012, the Fund's industry composition7 for its equity securities (excluding international exchange-traded funds) was as follows:

Industry Composition	Percentage of Equity Securities
Specialty Retailing	5.2%
Real Estate Investment Trusts	4.7%
Regional Banks	4.6%
Financial Services	4.5%
Services to Medical Professionals	4.4%
Money Center Bank	4.3%
AT&T Divestiture	4.2%
Discount Department Stores	4.0%
Building Supply Stores	3.5%
Department Stores	3.2%
Construction Machinery	3.1%
Oil Refiner	2.9%
Broadcasting	2.7%
Ethical Drugs	2.5%
Computers – Midrange	2.3%
Software Packaged/Custom	2.2%
Biotechnology	1.9%
Auto Manufacturing	1.8%
Cable & Wireless Television	1.7%
Semiconductor Distribution	1.7%
Cosmetics & Toiletries	1.4%
Medical Technology	1.3%
Drug Stores	1.2%
Commodity Chemicals	1.1%
Defense Electronics	1.1%
Grocery Chain	1.1%
Integrated International Oil	1.1%
Apparel	1.0%
Life Insurance	1.0%
Specialty Chemicals	1.0%
Other[8]	23.3%
TOTAL	100.0%
7	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
8	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 60.4%
		Agricultural Machinery – 0.1%
3,200	[1]	AGCO Corp.	162,976
		Airline - Regional – 0.5%
9,700	[1]	Alaska Air Group, Inc.	738,461
		Apparel – 0.6%
4,577	[1]	Ann, Inc.	111,038
2,324	[1]	Carter's, Inc.	97,422
1,454		Columbia Sportswear Co.	66,666
3,115	[1]	Express, Inc.	67,409
819	[1]	Maidenform Brands, Inc.	16,380
589		Oxford Industries, Inc.	29,998
560	[1]	True Religion Apparel, Inc.	20,294
5,242	[1]	Warnaco Group, Inc.	305,346
3,587	[1]	Zumiez, Inc.	102,445
		TOTAL	816,998
		AT&T Divestiture – 2.6%
74,500		AT&T, Inc.	2,191,045
34,800		Verizon Communications	1,310,568
		TOTAL	3,501,613
		Auto Dealerships – 0.0%
860		Group 1 Automotive, Inc.	45,872
		Auto Manufacturing – 1.1%
19,700		Ford Motor Co.	244,674
45,800	[1]	General Motors Co.	1,100,116
4,800	[1]	TRW Automotive Holdings Corp.	180,096
		TOTAL	1,524,886
		Auto Original Equipment Manufacturers – 0.4%
6,042	[1]	Dana Holding Corp.	89,724
2,103	[1]	Meritor, Inc.	13,207
3,400	[1]	O'Reilly Automotive, Inc.	277,134
5,620	[1]	Tenneco Automotive, Inc.	180,402
		TOTAL	560,467
		Auto Part Replacement – 0.3%
5,900		Genuine Parts Co.	376,302
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Auto Rentals – 0.2%
3,162	[1]	Avis Budget Group, Inc.	45,375
2,102	[1]	Dollar Thrifty Automotive Group	154,813
1,576	[1]	United Rentals, Inc.	60,266
		TOTAL	260,454
		Biotechnology – 1.2%
19,800	[1]	Celgene Corp.	1,439,460
1,658	[1]	Medicines Co.	33,359
500		Medivation, Inc.	27,705
1,610	[1]	Parexel International Corp.	38,801
1,908	[1]	Questcor Pharmaceuticals, Inc.	67,600
		TOTAL	1,606,925
		Broadcasting – 1.6%
8,000		American Tower Corp.	508,080
38,700	[1]	DIRECTV-Class A	1,741,887
		TOTAL	2,249,967
		Building Materials – 0.1%
1,556		Watsco, Inc.	107,317
		Building Supply Stores – 2.1%
54,100		Home Depot, Inc.	2,401,499
19,600		Lowe's Cos., Inc.	525,868
		TOTAL	2,927,367
		Cable & Wireless Television – 1.0%
19,300		Time Warner Cable, Inc.	1,422,796
		Cable TV – 0.1%
2,600	[1]	Charter Communications, Inc.	149,864
		Carpets – 0.1%
1,073		Interface, Inc.	14,260
2,700	[1]	Mohawk Industries, Inc.	165,132
		TOTAL	179,392
		Clothing Stores – 0.4%
3,636	[1]	Aeropostale, Inc.	59,521
3,300		American Eagle Outfitters, Inc.	46,497
433		Buckle, Inc.	18,892
891		Cato Corp., Class A	23,888
1,200	[1]	Children's Place Retail Stores, Inc.	59,868
11,100		Gap (The), Inc.	210,678
1,900	[1]	Hanesbrands, Inc.	46,740
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
1,369	[1]	Jos A. Bank Clothiers, Inc.	65,370
1,016	[1]	Rue21, Inc.	24,597
		TOTAL	556,051
		Cogeneration – 0.0%
4,356	[1]	GT Advanced Technologies, Inc.	37,549
		Commodity Chemicals – 0.7%
542		Innospec, Inc.	17,545
9,900		PPG Industries, Inc.	886,842
2,100		RPM International, Inc.	52,563
		TOTAL	956,950
		Computer Networking – 0.0%
1,153	[1]	NetScout Systems, Inc.	23,821
		Computer Peripherals – 0.1%
2,800		Lexmark International Group, Class A	97,720
1,243	[1]	Silicon Graphics International Corp.	16,955
		TOTAL	114,675
		Computer Services – 0.4%
1,220	[1]	CACI International, Inc., Class A	71,602
3,316		Fair Isaac & Co., Inc.	120,172
1,314	[1]	Manhattan Associates, Inc.	57,671
7,500	[1]	Synnex Corp.	271,350
1,564	[1]	Unisys Corp.	32,797
		TOTAL	553,592
		Computer Stores – 0.5%
4,200	[1]	GameStop Corp.	98,112
1,900	[1]	Insight Enterprises, Inc.	35,074
11,300	[1]	Tech Data Corp.	586,696
		TOTAL	719,882
		Computers - Low End – 0.1%
9,500	[1]	Dell, Inc.	163,685
		Computers - Midrange – 1.4%
68,300		Hewlett-Packard Co.	1,911,034
		Construction Machinery – 1.9%
18,000		Caterpillar, Inc.	1,964,160
6,600		Joy Global, Inc.	598,554
359		NACCO Industries, Inc., Class A	36,690
		TOTAL	2,599,404
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Goods – 0.0%
1,839		Pool Corp.	62,581
		Cosmetics & Toiletries – 0.9%
7,800		Avon Products, Inc.	138,606
812	[1]	Elizabeth Arden, Inc.	29,208
2,101	[1]	Revlon, Inc., Class A	33,112
7,828	[1]	Sally Beauty Holdings, Inc.	161,413
10,548	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	803,968
		TOTAL	1,166,307
		Crude Oil & Gas Production – 0.1%
1,666	[1]	Rosetta Resources, Inc.	79,951
2,779	[1]	Stone Energy Corp.	77,951
2,341		W&T Offshore, Inc.	50,589
		TOTAL	208,491
		Defense Aerospace – 0.2%
1,883	[1]	Hexcel Corp.	47,207
866		Kaman Corp., Class A	26,993
1,147	[1]	Orbital Sciences Corp.	16,620
2,100	[1]	Transdigm Group, Inc.	219,513
		TOTAL	310,333
		Defense Electronics – 0.7%
15,300		Northrop Grumman Corp.	888,165
		Department Stores – 1.9%
10,400		Kohl's Corp.	478,296
11,000		Macy's, Inc.	370,590
6,500		Penney (J.C.) Co., Inc.	270,075
2,957	[1]	Saks, Inc.	29,511
3,200	[1]	Sears Holdings Corp.	134,880
26,500		Target Corp.	1,346,465
		TOTAL	2,629,817
		Discount Department Stores – 2.4%
5,600	[1]	Dollar Tree, Inc.	474,936
3,300		Family Dollar Stores, Inc.	184,140
43,800		Wal-Mart Stores, Inc.	2,687,568
		TOTAL	3,346,644
		Diversified Leisure – 0.3%
3,300	[1]	Bally Technologies, Inc.	139,326
2,354	[1]	Coinstar, Inc.	117,064
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
3,000		Royal Caribbean Cruises, Ltd.	81,540
		TOTAL	337,930
		Drug Store – 0.7%
29,100		Walgreen Co.	970,776
		Education & Training Services – 0.5%
8,100	[1]	Apollo Group, Inc., Class A	424,521
1,568	[1]	Bridgepoint Education, Inc.	38,557
767	[1]	Capella Education Co.	32,467
1,500		DeVry, Inc.	56,640
922	[1]	Grand Canyon Education, Inc.	15,471
1,200	[1]	ITT Educational Services, Inc.	79,044
881		Strayer Education, Inc.	95,853
		TOTAL	742,553
		Electric & Electronic Original Equipment Manufacturers – 0.0%
521	[1]	Generac Holdings, Inc.	15,140
		Electric Utility – 0.3%
1,900		Idacorp, Inc.	80,085
3,000	[1]	NRG Energy, Inc.	50,640
16,100		PNM Resources, Inc.	286,741
		TOTAL	417,466
		Electrical - Radio & TV – 0.1%
1,900		Harman International Industries, Inc.	80,180
		Electrical Equipment – 0.1%
2,001		Belden, Inc.	78,459
691	[1]	Rofin-Sinar Technologies, Inc.	19,604
1,400	[1]	WESCO International, Inc.	88,032
		TOTAL	186,095
		Electronic Instruments – 0.0%
548	[1]	OSI Systems, Inc.	29,444
		Electronic Test/Measuring Equipment – 0.1%
1,400	[1]	Itron, Inc.	54,306
615		MTS Systems Corp.	28,222
		TOTAL	82,528
		Electronics Stores – 0.2%
12,700		Best Buy Co., Inc.	304,165
		Ethical Drugs – 1.5%
7,100	[1]	Forest Laboratories, Inc., Class A	225,638
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
43,800		Lilly (Eli) & Co.	1,740,612
1,779	[1]	Salix Pharmaceuticals Ltd.	85,748
		TOTAL	2,051,998
		Financial Services – 2.7%
1,776		Deluxe Corp.	45,412
761	[1]	Encore Capital Group, Inc.	17,884
6,900		Mastercard, Inc., Class A	2,453,433
1,900		Nelnet, Inc., Class A	46,835
11,800		Visa, Inc., Class A	1,187,552
		TOTAL	3,751,116
		Food Wholesaling – 0.5%
21,700		Sysco Corp.	653,387
		Furniture – 0.0%
1,377	[1]	Select Comfort Corp.	34,535
		Generic Drugs – 0.1%
4,027		Medicis Pharmaceutical Corp., Class A	133,253
1,008	[1]	Par Pharmaceutical Cos, Inc.	36,399
		TOTAL	169,652
		Grocery Chain – 0.7%
1,915		Casey's General Stores, Inc.	97,550
20,000		Kroger Co.	475,200
2,478		Ruddick Corp.	99,963
10,600		Safeway, Inc.	232,988
		TOTAL	905,701
		Health Care Equipment & Supplies – 0.0%
1,500		Hill-Rom Holdings, Inc.	49,515
		Home Health Care – 0.1%
453	[1]	Amerigroup Corp.	30,809
1,036	[1]	Wellcare Health Plans, Inc.	61,911
		TOTAL	92,720
		Home Products – 0.5%
3,100	[1]	Energizer Holdings, Inc.	239,072
3,800		Newell Rubbermaid, Inc.	70,186
1,518	[1]	Spectrum Brands Holdings, Inc.	43,946
4,704		Tupperware Brands Corp.	295,599
		TOTAL	648,803
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Hospitals – 0.0%
1,500	[1]	LifePoint Hospitals, Inc.	60,285
		Hotels and Motels – 0.0%
859		Ameristar Casinos, Inc.	16,802
		Household Appliances – 0.2%
4,300		Whirlpool Corp.	233,576
		Industrial Machinery – 0.0%
1,171		Actuant Corp.	29,685
677		Tennant Co.	26,051
		TOTAL	55,736
		Integrated Domestic Oil – 0.4%
10,700		Hess Corp.	602,410
		Integrated International Oil – 0.6%
8,500		Chevron Corp.	876,180
		Internet Services – 0.0%
184	[1]	Ancestry.com, Inc.	5,447
657	[1]	Travelzoo, Inc.	16,957
		TOTAL	22,404
		Life Insurance – 0.6%
15,000		Prudential Financial	858,600
		Long-Term Care Centers – 0.0%
1,200		National Healthcare Corp.	53,196
		Machined Parts Original Equipment Manufacturers – 0.1%
1,988		Applied Industrial Technologies, Inc.	76,697
		Mail Order – 0.1%
2,549		HSN, Inc.	90,974
1,842	[1]	Liquidity Services, Inc.	63,568
		TOTAL	154,542
		Maritime – 0.1%
1,727		Golar LNG Ltd.	70,807
		Meat Packing – 0.4%
24,600	[1]	Smithfield Foods, Inc.	549,318
		Medical Supplies – 0.2%
3,300	[1]	CareFusion Corporation	79,035
441	[1]	Orthofix International NV	17,706
3,415		Owens & Minor, Inc.	103,850
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
2,562		Steris Corp.	77,065
		TOTAL	277,656
		Medical Technology – 0.8%
840	[1]	Arthrocare Corporation	25,965
1,029	[1]	Integra Lifesciences Corp.	30,376
900	[1]	Intuitive Surgical, Inc.	413,919
9,500		Zimmer Holdings, Inc.	577,125
		TOTAL	1,047,385
		Metal Fabrication – 0.2%
1,469		Barnes Group, Inc.	37,151
2,000		Reliance Steel & Aluminum Co.	106,400
4,434		Worthington Industries, Inc.	81,630
		TOTAL	225,181
		Miscellaneous Communications – 0.0%
2,204	[1]	Leap Wireless International, Inc.	18,866
		Miscellaneous Components – 0.4%
11,200	[1]	Fairchild Semiconductor International, Inc., Class A	156,576
1,105		MKS Instruments, Inc.	33,316
1,515	[1]	TriMas Corp.	32,830
22,000	[1]	Vishay Intertechnology, Inc.	270,160
		TOTAL	492,882
		Miscellaneous Machinery – 0.3%
6,300		Fastenal Co.	294,084
1,900		SPX Corp.	132,297
		TOTAL	426,381
		Miscellaneous Metals – 0.0%
920		AMCOL International Corp.	26,275
856		Matthews International Corp., Class A	28,214
		TOTAL	54,489
		Money Center Bank – 2.6%
73,300		JPMorgan Chase & Co.	2,734,090
7,600		Northern Trust Corp.	313,196
14,300		State Street Corp.	560,274
		TOTAL	3,607,560
		Multi-Industry Capital Goods – 0.2%
2,595		Acuity Brands, Inc. Holding Company	151,107
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
6,800		Textron, Inc.	173,264
		TOTAL	324,371
		Multi-Industry Transportation – 0.5%
2,078		Brinks Co. (The)	58,579
7,500		FedEx Corp.	686,175
		TOTAL	744,754
		Multi-Line Insurance – 0.0%
3,400	[1]	CNO Financial Group, Inc.	22,848
		Office Equipment – 0.1%
3,800		Pitney Bowes, Inc.	72,086
		Office Furniture – 0.1%
1,563		HNI Corp.	42,404
2,985		Knoll, Inc.	47,640
1,764		Miller Herman, Inc.	37,256
		TOTAL	127,300
		Office Supplies – 0.1%
2,800		Avery Dennison Corp.	76,020
1,689		United Stationers, Inc.	54,605
		TOTAL	130,625
		Offshore Driller – 0.0%
1,600	[1]	Nabors Industries Ltd.	29,792
		Oil Refiner – 1.7%
3,700	[1]	Tesoro Petroleum Corp.	92,611
93,300		Valero Energy Corp.	2,238,267
4,180		Western Refining, Inc.	69,095
		TOTAL	2,399,973
		Oil Service, Explore & Drill – 0.2%
3,400		Helmerich & Payne, Inc.	209,814
		Oil Well Supply – 0.3%
3,500		Carbo Ceramics, Inc.	340,375
		Other Communications Equipment – 0.0%
414	[1]	Netgear, Inc.	16,486
		Packaged Foods – 0.1%
2,533	[1]	United Natural Foods, Inc.	111,579
		Paint & Related Materials – 0.4%
4,900		Sherwin-Williams Co.	477,897
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Paper Products – 0.2%
5,800	[1]	Boise, Inc.	44,312
8,100		International Paper Co.	252,234
		TOTAL	296,546
		Personal & Household – 0.2%
4,478		Nu Skin Enterprises, Inc.	223,676
		Personal Loans – 0.0%
2,224	[1]	Ezcorp, Inc., Class A	59,648
		Personnel Agency – 0.2%
3,500		Manpower, Inc.	140,385
530		Maximus, Inc.	23,866
1,300		Robert Half International, Inc.	35,997
851	[1]	TrueBlue, Inc.	14,050
		TOTAL	214,298
		Plastic – 0.0%
2,386		Polyone Corp.	34,406
		Plastic Containers – 0.0%
2,500	[1]	Owens-Illinois, Inc.	60,125
		Pollution Control – 0.0%
321	[1]	Clean Harbors, Inc.	20,367
		Poultry Products – 0.1%
7,800		Tyson Foods, Inc., Class A	145,392
		Printed Circuit Boards – 0.1%
7,000	[1]	Sanmina-SCI Corporation	76,860
		Printing – 0.1%
466	[1]	Consolidated Graphics, Inc.	23,668
3,500		Donnelley (R.R.) & Sons Co.	39,760
2,386	[1]	Valassis Communications, Inc.	54,282
		TOTAL	117,710
		Professional Services – 0.0%
1,189		Hillenbrand, Inc.	27,882
		Property Liability Insurance – 0.1%
1,100		ProAssurance Corp.	89,793
		Real Estate Investment Trusts – 2.8%
6,000		American Campus Communities, Inc.	256,800
6,500		American Capital Agency Corp.	190,580
24,000		Annaly Capital Management, Inc.	404,160
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
2,000		Boston Properties, Inc.	208,100
6,000		Digital Realty Trust, Inc.	425,160
1,600		Federal Realty Investment Trust	151,136
8,000		ProLogis, Inc.	253,680
1,300		Public Storage	180,518
3,591		Simon Property Group, Inc.	487,873
50,000	[1]	Strategic Hotels & Resorts, Inc.	310,500
30,000	[1]	Sunstone Hotel Investors, Inc.	278,700
10,800		Tanger Factory Outlet Centers, Inc.	318,600
3,000		Taubman Centers, Inc.	201,090
9,000		UDR, Inc.	234,180
		TOTAL	3,901,077
		Recreational Goods – 0.0%
790		Sturm Ruger & Co., Inc.	31,324
		Recreational Vehicles – 0.1%
3,542		Brunswick Corp.	75,586
		Regional Banks – 2.8%
10,400		BB&T Corp.	282,776
5,200		Comerica, Inc.	143,884
5,100		Fifth Third Bancorp	66,351
13,300		Huntington Bancshares, Inc.	75,943
21,000		KeyCorp	163,170
8,200		PNC Financial Services Group	483,144
6,400		SunTrust Banks, Inc.	131,648
85,900		Wells Fargo & Co.	2,509,139
		TOTAL	3,856,055
		Rental & Leasing Services – 0.1%
2,300		Rent-A-Center, Inc.	77,786
		Restaurants – 0.1%
738		CEC Entertainment, Inc.	25,955
1,213		Cracker Barrel Old Country Store, Inc.	63,646
1,023	[1]	DineEquity, Inc.	48,613
1,289		P. F. Chang's China Bistro, Inc.	41,970
576	[1]	Red Robin Gourmet Burgers	17,689
		TOTAL	197,873
		Roofing & Wallboard – 0.0%
1,242	[1]	Beacon Roofing Supply, Inc.	28,392
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Rubber – 0.0%
1,985		Cooper Tire & Rubber Co.	29,894
		Savings & Loan – 0.1%
3,200		BankUnited, Inc.	73,312
		Semiconductor Distribution – 1.0%
23,300	[1]	Arrow Electronics, Inc.	962,057
13,600	[1]	Avnet, Inc.	474,232
		TOTAL	1,436,289
		Semiconductor Manufacturing – 0.2%
1,331	[1]	Cirrus Logic, Inc.	27,192
1,292	[1]	Omnivision Technologies, Inc.	17,197
3,900	[1]	Silicon Laboratories, Inc.	170,976
		TOTAL	215,365
		Semiconductor Manufacturing Equipment – 0.1%
2,143		Brooks Automation, Inc.	22,973
1,474	[1]	Mentor Graphics Corp.	20,444
2,685	[1]	Veeco Instruments, Inc.	65,541
		TOTAL	108,958
		Services to Medical Professionals – 2.7%
6,700		Aetna, Inc.	292,790
1,193	[1]	Centene Corp.	53,924
1,600	[1]	Coventry Health Care, Inc.	48,112
9,800		Humana, Inc.	872,396
1,457	[1]	Molina Healthcare, Inc.	44,599
2,487	[1]	PSS World Medical, Inc.	60,359
1,344	[1]	Team Health Holdings, Inc.	27,686
27,100		UnitedHealth Group, Inc.	1,403,509
13,200		Wellpoint, Inc.	849,024
		TOTAL	3,652,399
		Shoes – 0.2%
5,286	[1]	CROCs, Inc.	100,540
826	[1]	Steven Madden Ltd.	33,982
2,218		Wolverine World Wide, Inc.	86,701
		TOTAL	221,223
		Soft Drinks – 0.5%
10,400		Coca-Cola Enterprises, Inc.	278,616
9,700		Dr. Pepper Snapple Group, Inc.	376,554
		TOTAL	655,170
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Software Packaged/Custom – 1.4%
1,409	[1]	ACI Worldwide, Inc.	42,805
14,800		CA, Inc.	381,544
2,200	[1]	Commvault Systems, Inc.	103,400
5,400		Computer Sciences Corp.	139,482
1,400	[1]	Dealertrack Holdings, Inc.	38,262
4,500	[1]	Electronic Arts, Inc.	83,565
2,400	[1]	F5 Networks, Inc.	287,376
955		Marketaxess Holdings, Inc.	29,653
687	[1]	MicroStrategy, Inc., Class A	79,087
3,817	[1]	Parametric Technology Corp.	96,074
2,400	[1]	Progress Software Corp.	55,992
2,515	[1]	Quest Software, Inc.	51,180
3,237	[1]	Solarwinds, Inc.	102,322
16,000	[1]	Symantec Corp.	275,040
1,090	[1]	Take-Two Interactive Software, Inc.	17,004
809	[1]	Verint Systems, Inc.	22,903
2,428	[1]	Websense, Inc.	45,889
		TOTAL	1,851,578
		Specialty Chemicals – 0.6%
4,200		Airgas, Inc.	331,506
3,100		Ashland, Inc.	195,486
530		Chemed Corp.	29,754
2,207	[1]	Chemtura Corp.	31,008
1,399	[1]	Kraton Performance Polymers, Inc.	39,788
1,764	[1]	LSB Industries, Inc.	61,828
215		Quaker Chemical Corp.	9,525
2,865	[1]	Rockwood Holdings, Inc.	144,682
		TOTAL	843,577
		Specialty Retailing – 3.1%
5,200		Abercrombie & Fitch Co., Class A	238,888
3,500		Advance Auto Parts, Inc.	268,240
4,401	[1]	Ascena Retail Group, Inc.	155,663
4,700	[1]	AutoNation, Inc.	168,072
2,400	[1]	Big Lots, Inc.	94,776
41,100		CVS Corp.	1,715,925
562	[1]	Dorman Products, Inc.	24,396
2,850		Expedia, Inc.	92,255
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
3,700		Foot Locker, Inc.	97,088
621	[1]	Hibbett Sports, Inc.	29,765
964	[1]	Lumber Liquidators Holdings, Inc.	20,591
6,900		Nordstrom, Inc.	340,722
3,150		Penske Automotive Group, Inc.	70,497
3,000		PetSmart, Inc.	159,660
2,800		Signet Jewelers Ltd.	127,624
13,300		Staples, Inc.	194,579
1,351		Tractor Supply Co.	109,120
5,200	[1]	Vera Bradley, Inc.	186,264
1,600	[1]	Vitamin Shoppe Industries, Inc.	68,384
4,200		Williams-Sonoma, Inc.	150,612
		TOTAL	4,313,121
		Telecommunication Equipment & Services – 0.2%
3,052	[1]	Anixter International, Inc.	199,937
2,500	[1]	Level 3 Communications, Inc.	46,375
		TOTAL	246,312
		Tools & Hardware – 0.1%
1,800		Snap-On, Inc.	101,718
		Toys & Games – 0.2%
6,900		Hasbro, Inc.	240,879
		Truck Manufacturing – 0.1%
2,600	[1]	Navistar International Corp.	112,554
		Trucking – 0.1%
1,027	[1]	Old Dominion Freight Lines, Inc.	43,771
2,000		Ryder Systems, Inc.	112,560
		TOTAL	156,331
		Uniforms – 0.1%
5,200		Cintas Corp.	192,660
		TOTAL COMMON STOCKS (IDENTIFIED COST $76,441,198)	83,179,331
		Asset-Backed Securities – 0.3%
$29,591		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.510%, 8/25/2032	27,435
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	103,041
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 3/12/2051	268,121
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$31,816	[2,3]	SMART Series 2011-1US Trust A2B, 1.027%, 4/14/2013	31,818
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $412,234)	430,415
		Collateralized Mortgage Obligations – 0.6%
1,893		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 7.098%, 3/25/2031	1,936
450,000	[2,3]	DBUBS Mortgage Trust 2011-LC2A B, 4.998%, 7/10/2044	423,875
6,434		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	7,190
12,626		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	14,488
4,137		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	4,267
28,092		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	31,651
29,839		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	35,491
2,673		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	2,889
6,823		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	7,213
21,751		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	24,550
50,000	[2,3]	Morgan Stanley Capital I 2011-C1 B, 5.423%, 9/15/2047	48,064
105,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	110,240
100,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3 B, 5.824%, 11/15/2044	97,594
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $826,501)	809,448
		Corporate Bonds – 12.4%
		Basic Industry - Chemicals – 0.4%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	108,092
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	93,022
2,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	2,084
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	37,622
15,000		Ecolab, Inc., Sr. Unsecd. Note, 4.350%, 12/08/2021	16,618
20,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 02/01/2022	20,923
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,554
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	38,372
70,000		RPM International, Inc., 6.500%, 02/15/2018	79,448
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,276
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	86,560
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	31,839
		TOTAL	557,410
		Basic Industry - Metals & Mining – 0.5%
50,000		Alcan, Inc., 5.000%, 06/01/2015	55,841
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	93,897
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	102,400
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	14,863
10,000		ArcelorMittal, 6.125%, 06/01/2018	10,420
50,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 06/01/2013	51,657
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	39,407
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	58,017
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	106,757
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	21,418
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	66,628
		TOTAL	621,305
		Basic Industry - Paper – 0.1%
20,000		International Paper Co., Bond, 7.300%, 11/15/2039	24,992
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	20,305
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	54,466
		TOTAL	99,763
		Capital Goods - Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 08/15/2015	54,018
40,000		Goodrich Corp., Sr. Unsecd. Note, 3.600%, 02/01/2021	42,211
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	22,513
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,382
		TOTAL	129,124
		Capital Goods - Building Materials – 0.0%
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	46,670
		Capital Goods - Construction Machinery – 0.0%
40,000	[2,3]	AGCO Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/01/2021	40,713
		Capital Goods - Diversified Manufacturing – 0.5%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,839
60,000		Dover Corp., Note, 5.450%, 03/15/2018	71,495
30,000		Emerson Electric Co., 4.875%, 10/15/2019	35,465
160,000		Harsco Corp., 5.750%, 05/15/2018	185,462
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$80,000		Hubbell, Inc., 5.950%, 06/01/2018	97,378
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	73,909
50,000		Pentair, Inc., Company Guarantee, 5.000%, 05/15/2021	53,259
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	96,644
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 02/15/2067	30,600
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	16,574
45,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	48,213
		TOTAL	724,838
		Capital Goods - Environmental – 0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	98,371
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,642
		TOTAL	130,013
		Capital Goods - Packaging – 0.0%
30,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	32,878
		Communications - Media & Cable – 0.2%
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	20,880
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	83,654
50,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 03/01/2041	59,427
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	38,736
		TOTAL	202,697
		Communications - Media Noncable – 0.2%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	28,156
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	26,578
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	92,476
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	106,750
		TOTAL	253,960
		Communications - Telecom Wireless – 0.3%
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	111,475
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	109,875
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/15/2017	32,154
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	118,626
		TOTAL	372,130
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Communications - Telecom Wirelines – 0.1%
$40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	44,848
30,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 02/16/2021	29,940
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	74,924
		TOTAL	149,712
		Consumer Cyclical - Automotive – 0.3%
100,000	[2,3]	American Honda Finance, Series MTN, 4.625%, 04/02/2013	103,871
70,000	[2,3]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.950%, 03/28/2014	70,433
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	81,598
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	14,227
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	20,828
25,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.000%, 03/30/2020	28,432
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.500%, 01/30/2015	84,712
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	19,240
		TOTAL	423,341
		Consumer Cyclical - Entertainment – 0.4%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	219,941
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	103,650
60,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	72,130
40,000		Time Warner, Inc., Company Guarantee, 6.250%, 03/29/2041	48,671
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,658
10,000		Viacom, Inc., Sr. Unsecd. Note, 3.500%, 04/01/2017	10,684
		TOTAL	480,734
		Consumer Cyclical - Lodging – 0.0%
50,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	54,037
		Consumer Cyclical - Retailers – 0.2%
15,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	15,636
70,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.750%, 07/15/2013	74,186
30,000		Home Depot, Inc., Sr. Unsecd. Note, 5.950%, 04/01/2041	38,447
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	87,125
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,728
20,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 04/15/2041	25,262
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 04/15/2038	53,063
		TOTAL	304,447
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Cyclical - Services – 0.0%
$10,000		eBay, Inc., Sr. Unsecd. Note, 3.250%, 10/15/2020	10,265
15,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	15,263
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	12,480
		TOTAL	38,008
		Consumer Non-Cyclical - Food/Beverage – 0.8%
100,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 04/01/2014	112,586
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	117,452
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	67,624
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,437
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	106,698
135,000		Kellogg Co., 4.250%, 03/06/2013	140,249
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	41,500
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	80,059
110,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	112,069
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	108,029
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	78,334
20,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	20,651
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	24,107
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	51,912
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	30,977
		TOTAL	1,122,684
		Consumer Non-Cyclical - Health Care – 0.3%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	54,925
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	53,332
75,000		Boston Scientific Corp., 6.000%, 01/15/2020	85,077
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	24,312
40,000		Life Technologies Corp., Sr. Note, 3.375%, 03/01/2013	40,636
90,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	107,976
50,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.150%, 12/28/2012	50,594
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,738
		TOTAL	428,590
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
40,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	41,975
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,242
40,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 04/01/2021	43,575
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	37,976
		TOTAL	133,768
		Consumer Non-Cyclical - Products – 0.1%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,632
20,000		Hasbro, Inc., Sr. Unsecd. Note, 6.350%, 03/15/2040	22,088
80,000		Whirlpool Corp., Series MTN, 5.500%, 03/01/2013	83,488
		TOTAL	116,208
		Consumer Non-Cyclical - Supermarkets – 0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	52,212
		Consumer Non-Cyclical - Tobacco – 0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	95,421
10,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	10,620
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	36,403
		TOTAL	142,444
		Energy - Independent – 0.4%
100,000		Apache Corp., Sr. Unsecd. Note, 5.100%, 09/01/2040	116,121
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	55,463
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	35,886
50,000	[2,3]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 06/02/2041	56,527
15,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.000%, 03/05/2020	16,857
10,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.750%, 02/01/2021	10,149
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	111,786
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	91,656
		TOTAL	494,445
		Energy - Integrated – 0.3%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	32,900
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	21,265
40,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	46,203
100,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	115,545
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	122,157
30,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 01/27/2041	34,484
		TOTAL	372,554
		Energy - Oil Field Services – 0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,748
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	18,984
20,000	[2,3]	Nabors Industries, Inc., Company Guarantee, Series 144A, 4.625%, 09/15/2021	20,512
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	16,119
10,000	[2,3]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.950%, 09/14/2016	10,174
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	91,284
		TOTAL	172,821
		Energy - Refining – 0.1%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	11,163
115,000		Valero Energy Corp., 7.500%, 04/15/2032	133,227
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,829
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	37,256
		TOTAL	194,475
		Financial Institution - Banking – 1.7%
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	85,826
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	51,250
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	42,469
60,000		Bank of America Corp., Note, 4.500%, 04/01/2015	61,330
20,000		Bank of America Corp., Sr. Unsecd. Note, 5.000%, 05/13/2021	19,701
20,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 01/05/2021	20,561
125,000	[2,3]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	108,240
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	55,768
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	20,909
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	105,011
20,000		Citigroup, Inc., Sr. Unsecd. Note, 6.000%, 12/13/2013	21,234
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	184,131
25,000		City National Corp., Note, 5.250%, 09/15/2020	25,036
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	41,649
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.250%, 01/11/2016	41,284
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	20,992
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	25,345
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	78,901
50,000		Goldman Sachs Group, Inc., Series MTN, 6.000%, 05/01/2014	53,840
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	74,077
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$65,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	67,366
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	32,366
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	54,559
10,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	11,586
200,000		JP Morgan Chase & Co., Sr. Unsecd. Note, 4.500%, 01/24/2022	206,523
90,000		M & T Bank Corp., 5.375%, 05/24/2012	91,328
35,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.950%, 12/28/2017	36,060
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.000%, 04/28/2015	73,684
110,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 04/01/2018	115,742
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,434
100,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	110,664
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	93,318
20,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2016	20,647
25,000		Suntrust Capital VIII, Jr. Sub. Note, 6.100%, 12/15/2036	24,923
30,000		Wachovia Corp., 5.750%, 02/01/2018	34,578
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	75,482
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	120,871
		TOTAL	2,339,685
		Financial Institution - Brokerage – 0.5%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,620
20,000	[2,3]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	19,788
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	49,108
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	137,769
150,000	[2,3]	FMR LLC, Bond, Series 144A, 7.570%, 06/15/2029	179,362
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	85,544
25,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 04/15/2021	24,062
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	62,400
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	65,560
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	53,294
		TOTAL	698,507
		Financial Institution - Finance Noncaptive – 0.4%
120,000		Capital One Capital IV, 6.745%, 02/17/2037	121,350
5,000		Capital One Capital V, 10.250%, 08/15/2039	5,262
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,572
170,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.900%, 01/09/2017	175,204
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	87,000
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note - Sr. Sub Note, Series 144A, 4.340%, 12/21/2065	127,354
		TOTAL	526,742
		Financial Institution - Insurance - Health – 0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	61,072
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	60,162
		TOTAL	121,234
		Financial Institution - Insurance - Life – 0.5%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	103,026
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	11,275
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	44,208
15,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	17,540
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	116,679
70,000		MetLife, Inc., 6.750%, 06/01/2016	82,952
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2039	13,850
50,000	[2,3]	New York Life Insurance Co, Sub. Note, Series 144A, 6.750%, 11/15/2039	66,431
85,000	[2,3]	Pacific Life Global Fund, Sr. Secd. Note, Series 144A, 5.150%, 04/15/2013	88,920
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	18,002
85,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/01/2037	99,038
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	55,582
		TOTAL	717,503
		Financial Institution - Insurance - P&C – 0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	101,948
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,176
75,000		CNA Financial Corp., 6.500%, 08/15/2016	81,997
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	34,377
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	24,214
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 03/15/2014	104,641
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	81,597
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	56,910
		TOTAL	486,860
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Financial Institution - REITs – 0.4%
$40,000	AMB Property LP, Series MTN, 6.300%, 06/01/2013	41,350
15,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	17,087
55,000	Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	64,112
20,000	Equity One, Inc., Bond, 6.000%, 09/15/2017	21,175
20,000	Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	21,278
40,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	44,039
75,000	Liberty Property LP, 6.625%, 10/01/2017	86,122
100,000	Prologis, Sr. Unsecd. Note, 5.500%, 04/01/2012	100,552
20,000	Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	20,930
95,000	Simon Property Group LP, 6.125%, 05/30/2018	114,431
35,000	Simon Property Group LP, 6.750%, 05/15/2014	38,731
30,000	Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	34,016
10,000	UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,534
	TOTAL	614,357
	Media - Non-Cable – 0.0%
10,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.000%, 07/15/2017	11,488
	Sovereign – 0.2%
40,000	Corp Andina De Fomento, Sr. Unsecd. Note, 3.750%, 01/15/2016	40,683
150,000	Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 02/15/2021	224,587
	TOTAL	265,270
	Technology – 0.5%
40,000	BMC Software, Inc., 7.250%, 06/01/2018	46,776
50,000	Cisco Systems, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2017	54,706
60,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	70,495
100,000	Dell Computer Corp., Deb., 7.100%, 04/15/2028	126,703
90,000	Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	106,501
20,000	Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,903
40,000	Hewlett-Packard Co., Sr. Unsecd. Note, 4.750%, 06/02/2014	42,782
100,000	IBM Corp., Deb., 8.375%, 11/01/2019	144,493
10,000	Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	11,233
30,000	Maxim Integrated Products, Inc., Note, 3.450%, 06/14/2013	30,881
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,347
	TOTAL	681,820
	Transportation - Airlines – 0.2%
75,000	Southwest Airlines Co., 6.500%, 03/01/2012	75,315
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	141,689
		TOTAL	217,004
		Transportation - Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	83,247
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	61,563
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	119,749
		TOTAL	264,559
		Transportation - Services – 0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	104,231
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 03/02/2015	62,053
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	32,556
		TOTAL	198,840
		Utility - Electric – 1.0%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	94,263
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	111,485
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,349
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,219
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	45,797
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	107,203
50,000		FirstEnergy Solutions Corp., Company Guarantee, 4.800%, 02/15/2015	53,807
40,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	45,800
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,651
30,123	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 07/01/2017	33,157
25,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 07/01/2012	26,160
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	96,223
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	95,927
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	52,842
20,000		PSEG Power LLC, Company Guarantee, 2.500%, 04/15/2013	20,385
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	87,130
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	62,600
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,420
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	42,136
90,000		Union Electric Co., 6.000%, 04/01/2018	107,208
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	93,508
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	93,425
		TOTAL	1,307,695
		Utility - Natural Gas Distributor – 0.1%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	41,637
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	27,046
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,074
30,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	31,410
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	65,312
		TOTAL	176,479
		Utility - Natural Gas Pipelines – 0.4%
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	78,674
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	45,502
65,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	75,261
100,000		Enterprise Products Operating LP, Company Guarantee, 5.900%, 04/15/2013	105,107
80,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	90,423
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 12/15/2013	53,101
40,000		Williams Partners LP, 5.250%, 03/15/2020	44,160
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,874
		TOTAL	523,102
		TOTAL CORPORATE BONDS (IDENTIFIED COST $15,456,963)	17,043,126
		Foreign Government/Agency – 0.1%
		Sovereign – 0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $78,146)	85,313
		Mortgage-Backed Securities – 0.0%
		Federal National Mortgage Association – 0.0%
2,960		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	3,021
4,005		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	4,235
6,886		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	7,541
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,314)	14,797
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL SECURITY – 0.1%
		Municipal Services – 0.1%
$70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	87,681
		U.S. Treasury – 5.2%
1,034,210		U.S. Treasury Inflation-Protected Note, Series A-2021, 1.125%, 1/15/2021	1,184,817
853,213		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	940,201
4,850,000		United States Treasury Note, 1.000%, 9/30/2016	4,933,542
150,000	[4]	United States Treasury Note, 4.125%, 5/15/2015	168,533
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,976,803)	7,227,093
		EXCHANGE-TRADED FUNDS – 6.1%
67,000		iShares MSCI Emerging Markets Fund	2,822,710
107,000		iShares MSCI EAFE Index Fund	5,578,980
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $7,724,411)	8,401,690
		MUTUAL FUNDS – 14.7%[5]
43,041		Emerging Markets Fixed Income Core Fund	1,306,597
1,082,546		Federated Mortgage Core Portfolio	11,063,621
3,473,460	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	3,473,460
93,149		Federated Project and Trade Finance Core Fund	908,202
526,085		High Yield Bond Portfolio	3,419,556
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $19,239,849)	20,171,436
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $127,240,419)[7]	137,450,330
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[8]	134,546
		TOTAL NET ASSETS — 100%	$137,584,876

Semi-Annual Shareholder Report

At January 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1] United States Treasury Note 5-Year Long Futures	20	$2,480,938	March 2012	$28,863
[1] United States Treasury Note 10-Year Long Futures	55	$7,273,750	March 2012	$144,685
[1] United States Treasury Bond 30-Year Short Futures	15	$2,181,563	March 2012	$(50,736)
[1] United States Treasury Bond Ultra Long Short Futures	5	$799,844	March 2012	$(9,361)
[1] United States Treasury Note 2-Year Short Futures	100	$22,075,000	March 2012	$(46,475)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$66,976

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $3,015,071, which represented 2.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $2,795,130, which represented 2.0% of total net assets.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $127,233,171.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$82,851,862	$ —	$ —	$82,851,862
International	327,469	—	—	327,469
Debt Securities:
Asset-Backed Securities	—	430,415	—	430,415
Collateralized Mortgage Obligations	—	809,448	—	809,448
Corporate Bonds	—	17,043,126	—	17,043,126
Foreign Government/Agency	—	85,313	—	85,313
Mortgage-Backed Securities	—	14,797	—	14,797
Municipal Security	—	87,681	—	87,681
U.S. Treasury	—	7,227,093	—	7,227,093
Exchange-Traded Funds	8,401,690	—	—	8,401,690
Mutual Funds	19,263,234	908,202	—	20,171,436
TOTAL SECURITIES	$110,844,255	$26,606,075	$ —	$137,450,330
OTHER FINANCIAL INSTRUMENTS[2]	$66,976	$ —	$ —	$66,976
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

GO	— General Obligation
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$12.17	$10.86	$10.17	$12.51	$13.75	$13.21
Income From Investment Operations:
Net investment income	0.08[2]	0.15[2]	0.16[2]	0.20[2]	0.28[2]	0.20[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.14)	1.33	0.71	(2.27)	(1.00)	1.15
TOTAL FROM INVESTMENT OPERATIONS	(0.06)	1.48	0.87	(2.07)	(0.72)	1.35
Less Distributions:
Distributions from net investment income	(0.16)	(0.17)	(0.18)	(0.27)	(0.17)	(0.16)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(0.35)	(0.65)
TOTAL DISTRIBUTIONS	(0.16)	(0.17)	(0.18)	(0.27)	(0.52)	(0.81)
Net Asset Value, End of Period	$11.95	$12.17	$10.86	$10.17	$12.51	$13.75
Total Return[3]	(0.43)%	13.67%	8.51%	(16.35)%	(5.60)%	10.39%
Ratios to Average Net Assets:
Net expenses	1.30%[4]	1.28%	1.21%	1.30%	1.31%	1.40%
Net investment income	1.44%[4]	1.27%	1.47%	2.03%	2.08%	1.42%
Expense waiver/reimbursement[5]	0.33%[4]	0.23%	0.25%	0.14%	0.03%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,748	$57,358	$86,018	$105,635	$153,458	$51,167
Portfolio turnover	93%	139%	130%	231%	158%	174%
1	MDT Balanced Fund (the “Predecessor Fund”) was reorganized into Federated MDT Balanced Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$11.99	$10.70	$10.03	$12.30	$13.60	$13.13
Income From Investment Operations:
Net investment income	0.04[2]	0.06[2]	0.08[2]	0.13[2]	0.19[2]	0.09[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.13)	1.31	0.69	(2.23)	(1.00)	1.14
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	1.37	0.77	(2.10)	(0.81)	1.23
Less Distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.10)	(0.17)	(0.14)	(0.11)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(0.35)	(0.65)
TOTAL DISTRIBUTIONS	(0.07)	(0.08)	(0.10)	(0.17)	(0.49)	(0.76)
Net Asset Value, End of Period	$11.83	$11.99	$10.70	$10.03	$12.30	$13.60
Total Return[3]	(0.75)%	12.85%	7.63%	(16.95)%	(6.28)%	9.50%
Ratios to Average Net Assets:
Net expenses	2.05%[4]	2.04%	1.96%	2.05%	2.05%	2.15%
Net investment income	0.69%[4]	0.52%	0.71%	1.28%	1.41%	0.66%
Expense waiver/reimbursement[5]	0.28%[4]	0.19%	0.22%	0.10%	0.03%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,696	$45,512	$49,907	$55,582	$82,033	$15,775
Portfolio turnover	93%	139%	130%	231%	158%	174%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,				Period Ended 7/31/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.12	$10.83	$10.14	$12.51	$13.77	$14.28
Income From Investment Operations:
Net investment income	0.05[2]	0.09[2]	0.10[2]	0.15[2]	0.20[2]	0.05[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.13)	1.32	0.72	(2.27)	(0.98)	0.26
TOTAL FROM INVESTMENT OPERATIONS	(0.08)	1.41	0.82	(2.12)	(0.78)	0.31
Less Distributions:
Distributions from net investment income	(0.09)	(0.12)	(0.13)	(0.25)	(0.13)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(0.35)	(0.65)
TOTAL DISTRIBUTIONS	(0.09)	(0.12)	(0.13)	(0.25)	(0.48)	(0.82)
Net Asset Value, End of Period	$11.95	$12.12	$10.83	$10.14	$12.51	$13.77
Total Return[3]	(0.64)%	13.08%	8.01%	(16.75)%	(6.01)%	2.33%
Ratios to Average Net Assets:
Net expenses	1.80%[4]	1.79%	1.70%	1.79%	1.77%	1.90%[4]
Net investment income	0.92%[4]	0.77%	0.96%	1.56%	1.53%	0.60%[4]
Expense waiver/reimbursement[5]	0.26%[4]	0.17%	0.21%	0.09%	0.02%	0.05%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$528	$665	$673	$597	$708	$18
Portfolio turnover	93%	139%	130%	231%	158%	174%[6]
1	Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$12.21	$10.90	$10.21	$12.57	$13.79	$13.23
Income From Investment Operations:
Net investment income	0.10[2]	0.18[2]	0.19[2]	0.23[2]	0.30[2]	0.24[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.14)	1.34	0.71	(2.28)	(0.98)	1.14
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	1.52	0.90	(2.05)	(0.68)	1.38
Less Distributions:
Distributions from net investment income	(0.20)	(0.21)	(0.21)	(0.31)	(0.19)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(0.35)	(0.65)
TOTAL DISTRIBUTIONS	(0.20)	(0.21)	(0.21)	(0.31)	(0.54)	(0.82)
Net Asset Value, End of Period	$11.97	$12.21	$10.90	$10.21	$12.57	$13.79
Total Return[3]	(0.29)%	13.99%	8.74%	(16.13)%	(5.33)%	10.61%
Ratios to Average Net Assets:
Net expenses	1.05%[4]	1.04%	0.96%	1.05%	1.06%	1.14%
Net investment income	1.69%[4]	1.52%	1.71%	2.29%	2.22%	1.74%
Expense waiver/reimbursement[5]	0.27%[4]	0.18%	0.21%	0.09%	0.03%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,614	$47,473	$49,127	$50,161	$71,949	$81,634
Portfolio turnover	93%	139%	130%	231%	158%	174%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $20,171,436 of investments in affiliated holdings (Note 5) (identified cost $127,240,419)		$137,450,330
Income receivable		344,869
Receivable for investments sold		765,156
Receivable for shares sold		72,638
TOTAL ASSETS		138,632,993
Liabilities:
Payable for investments purchased	$773,467
Payable for shares redeemed	90,353
Payable for daily variation margin	156
Payable for transfer and dividend disbursing agent fees and expenses	37,914
Payable for Directors'/Trustees' fees	288
Payable for portfolio accounting fees	22,985
Payable for distribution services fee (Note 5)	25,905
Payable for shareholder services fee (Note 5)	36,518
Payable for share registration costs	17,896
Accrued expenses	42,635
TOTAL LIABILITIES		1,048,117
Net assets for 11,542,975 shares outstanding		$137,584,876
Net Assets Consist of:
Paid-in capital		$188,643,664
Net unrealized appreciation of investments and futures contracts		10,276,887
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(61,486,682)
Undistributed net investment income		151,007
TOTAL NET ASSETS		$137,584,876
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($50,747,640 ÷ 4,246,528 shares outstanding), no par value, unlimited shares authorized	$11.95
Offering price per share (100/94.50 of $11.95)	$12.65
Redemption proceeds per share	$11.95
Class C Shares:
Net asset value per share ($40,695,708 ÷ 3,441,023 shares outstanding), no par value, unlimited shares authorized	$11.83
Offering price per share	$11.83
Redemption proceeds per share (99.00/100 of $11.83)	$11.71
Class R Shares:
Net asset value per share ($527,789 ÷ 44,176 shares outstanding), no par value, unlimited shares authorized	$11.95
Offering price per share	$11.95
Redemption proceeds per share	$11.95
Institutional Shares:
Net asset value per share ($45,613,739 ÷ 3,811,248 shares outstanding), no par value, unlimited shares authorized	$11.97
Offering price per share	$11.97
Redemption proceeds per share	$11.97

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Dividends (including $370,318 received from affiliated holdings (Note 5))		$1,298,549
Interest		529,537
Investment income allocated from affiliated partnership (Note 5)		48,970
TOTAL INCOME		1,877,056
Expenses:
Investment adviser fee (Note 5)	$513,271
Administrative fee (Note 5)	135,737
Custodian fees	25,612
Transfer and dividend disbursing agent fees and expenses (Note 2)	105,619
Directors'/Trustees' fees	1,559
Auditing fees	13,155
Legal fees	3,109
Portfolio accounting fees	65,117
Distribution services fee (Note 5)	154,031
Shareholder services fee (Note 5)	76,541
Account administration fee (Note 2)	32,854
Share registration costs	27,555
Printing and postage	31,352
Insurance premiums	2,269
Miscellaneous	5,220
TOTAL EXPENSES	1,193,001
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(150,650)
Waiver of administrative fee (Note 5)	(26,965)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 5)	(23,860)
TOTAL WAIVERS AND REIMBURSEMENTS		$(201,475)
Net expenses			$991,526
Net investment income			885,530
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments (including realized gain of $168,239 on sales of investments in affiliated holdings) (Note 5)			(3,126,151)
Net realized gain on futures contracts			360,305
Net realized gain on swap contracts			35,882
Net realized gain on investments allocated from affiliated partnership (Note 5)			1,017
Realized gain distribution from affiliated investment company shares (Note 5)			3,362
Net change in unrealized appreciation of investments			274,295
Net change in unrealized depreciation of futures contracts			76,478
Net change in unrealized depreciation of swap contracts			6,438
Net realized and unrealized loss on investments, futures contracts and swap contracts			(2,368,374)
Change in net assets resulting from operations			$(1,482,844)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$885,530	$1,926,070
Net realized gain (loss) on investments including allocations from partnership, futures contracts and swap contracts	(2,725,585)	20,679,642
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	357,211	60,771
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,482,844)	22,666,483
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(687,022)	(961,404)
Class C Shares	(236,475)	(341,788)
Class R Shares	(3,971)	(7,358)
Institutional Shares	(746,612)	(885,615)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,674,080)	(2,196,165)
Share Transactions:
Proceeds from sale of shares	4,123,531	11,439,970
Net asset value of shares issued to shareholders in payment of distributions declared	1,539,146	2,004,100
Cost of shares redeemed	(15,929,312)	(68,630,880)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,266,635)	(55,186,810)
Change in net assets	(13,423,559)	(34,716,492)
Net Assets:
Beginning of period	151,008,435	185,724,927
End of period (including undistributed net investment income of $151,007 and $939,557, respectively)	$137,584,876	$151,008,435

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended January 31, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$50,202	$(17,504)	$7,279
Class C Shares	28,002	(4,249)	25,575
Class R Shares	987	—	—
Institutional Shares	26,428	(2,107)	—
TOTAL	$105,619	$(23,860)	$32,854
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and Semi-Annual Shareholder Report recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.

At January 31, 2012, the Fund had no outstanding swap contracts.

The average notional value of credit default swap contracts held by the Fund throughout the period was $2,857,143. This is based on amounts held as of each month-end throughout the fiscal period.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long and short futures contracts held by the Fund throughout the period was $8,267,397 and $23,500,346, respectively. This is based on amounts held as of each month-end throughout the fiscal period.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in Semi-Annual Shareholder Report transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$219,941

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(66,976)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$360,305	$360,305
Credit contracts	35,882	—	35,882
TOTAL	$35,882	$360,305	$396,187
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$76,478	$76,478
Credit contracts	6,438	—	6,438
TOTAL	$6,438	$76,478	$82,916
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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	222,562	$2,554,191	657,966	$7,743,593
Shares issued to shareholders in payment of distributions declared	52,895	609,880	71,917	845,744
Shares redeemed	(741,626)	(8,492,952)	(3,939,209)	(46,147,902)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(466,169)	$(5,328,881)	(3,209,326)	$(37,558,565)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	83,302	$949,817	186,375	$2,166,666
Shares issued to shareholders in payment of distributions declared	19,396	221,494	27,581	321,040
Shares redeemed	(456,128)	(5,110,429)	(1,082,382)	(12,553,195)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(353,430)	$(3,939,118)	(868,426)	$(10,065,489)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	504	$5,754	3,648	$44,081
Shares issued to shareholders in payment of distributions declared	344	3,971	626	7,358
Shares redeemed	(11,522)	(130,347)	(11,620)	(138,465)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(10,674)	$(120,622)	(7,346)	$(87,026)
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	53,032	$613,769	124,795	$1,485,630
Shares issued to shareholders in payment of distributions declared	60,988	703,801	70,455	829,958
Shares redeemed	(190,744)	(2,195,584)	(814,570)	(9,791,318)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(76,724)	$(878,014)	(619,320)	$(7,475,730)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(906,997)	$(10,266,635)	(4,704,418)	$(55,186,810)

4. FEDERAL TAX INFORMATION

At January 31, 2012, the cost of investments for federal tax purposes was $127,233,171. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $10,217,159. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,258,797 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,041,638.

At July 31, 2011, the Fund had a capital loss carryforward of $58,271,651 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2017	$27,291,745	NA	$27,291,745
2018	$30,979,906	NA	$30,979,906

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $145,589 of its fee. In addition, for the six months ended January 31, 2012, an affiliate of the Adviser voluntarily reimbursed $23,860 of transfer and dividend disbursing agent fees and expenses.

Semi-Annual Shareholder Report

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2012, the Sub-Adviser earned a fee of $61,189.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, FAS waived $26,965 of its fee. The net fee paid to FAS was 0.159% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%

Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class C Shares	$152,663
Class R Shares	1,368
TOTAL	$154,031

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2012, FSC retained $10,237 of fees paid by the Fund. For the six months ended January 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2012, FSC retained $1,531 in sales charges from the sale of Class A Shares. FSC also retained $1,248 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$52,468
Class C Shares	24,073
TOTAL	$76,541

For the six months ended January 31, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.30%, 2.05%, 1.80% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the Semi-Annual Shareholder Report

date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2012, the Adviser reimbursed $5,061. Transactions involving the affiliated holdings during the six months ended January 31, 2012, were as follows:

	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 7/31/2011	42,579	836,010	7,041,024	80,475	691,081	8,691,169
Purchases/Additions	17,057	460,512	33,564,265	22,714	218,770	34,283,318
Sales/Reductions	16,595	213,976	37,131,829	10,040	383,766	37,756,206
Balance of Shares Held 1/31/2012	43,041	1,082,546	3,473,460	93,149	526,085	5,218,281
Value	$1,306,597	$11,063,621	$3,473,460	$908,202	$3,419,556	$20,171,436
Dividend Income/Allocated Investment Income	$48,970	$195,047	$7,462	$24,739	$143,070	$419,288
Capital Gain Distributions/ Allocated Gain	$1,017	$ —	$ —	$3,362	$ —	$4,379

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2012, were as follows:

Purchases	$109,985,857
Sales	$120,248,516
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7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$995.70	$6.52
Class C Shares	$1,000	$992.50	$10.27
Class R Shares	$1,000	$993.60	$9.02
Institutional Shares	$1,000	$997.10	$5.27
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$6.60
Class C Shares	$1,000	$1,014.83	$10.38
Class R Shares	$1,000	$1,016.09	$9.12
Institutional Shares	$1,000	$1,019.86	$5.33
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.30%
Class C Shares	2.05%
Class R Shares	1.80%
Institutional Shares	1.05%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated mdt balanced fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Semi-Annual Shareholder Report subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R692
CUSIP 31421R825

36354 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
A	QALGX
B	QBLGX
C	QCLGX
Institutional	QILGX

Federated MDT Large Cap Growth Fund

Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2011 through January 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At January 31, 2012, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	7.4%
Computers – Low End	6.4%
Biotechnology	6.0%
Discount Department Stores	5.6%
Commodity Chemicals	4.5%
Soft Drinks	4.4%
Financial Services	3.9%
Construction Machinery	3.4%
Crude Oil & Gas Production	3.2%
Diversified Leisure	2.8%
Paint & Related Materials	2.8%
Specialty Retailing	2.6%
Oil Well Supply	2.5%
Cosmetics & Toiletries	2.4%
Food Wholesaling	2.3%
Services to Medical Professionals	2.2%
Oil Service, Explore & Drill	2.1%
Computer Services	2.0%
Ethical Drugs	2.0%
Undesignated Consumer Cyclicals	2.0%
Grocery Chain	1.9%
Defense Aerospace	1.8%
Medical Technology	1.8%
Auto Manufacturing	1.7%
Restaurant	1.7%
Internet Software & Services	1.4%
Drug Store	1.2%
Other Communications Equipment	1.2%
Undesignated Health	1.2%
Computers – High End	1.0%
Miscellaneous Food Products	1.0%
Other[2]	11.9%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities — Net[4]	(0.2)%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments

January 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.3%
		Agricultural Chemicals – 0.6%
7,024		Scotts Miracle-Gro Co.	332,657
		Airline — National – 0.5%
12,026	[1]	United Continental Holdings, Inc.	277,801
		Airlines – 0.3%
17,014	[1]	Delta Air Lines, Inc.	179,498
		Apparel – 0.3%
5,627		Guess ?, Inc.	168,810
		Auto Manufacturing – 1.7%
68,661		Ford Motor Co.	852,769
4,859	[1]	TRW Automotive Holdings Corp.	182,310
		TOTAL	1,035,079
		Auto Original Equipment Manufacturers – 0.2%
1,438	[1]	O'Reilly Automotive, Inc.	117,211
		Baking – 0.3%
8,232		Flowers Foods, Inc.	159,289
		Biotechnology – 6.0%
15,573	[1]	Alexion Pharmaceuticals, Inc.	1,195,383
27,694	[1]	Celgene Corp.	2,013,354
3,589	[1]	Regeneron Pharmaceuticals, Inc.	326,097
		TOTAL	3,534,834
		Broadcasting – 0.9%
19,022	[1]	DISH Network Corp., Class A	531,094
		Building Materials – 0.6%
5,251		Lennox International, Inc.	190,086
12,664		Masco Corp.	152,855
		TOTAL	342,941
		Cable & Wireless Television – 0.3%
2,097		Time Warner Cable, Inc.	154,591
		Cable TV – 0.9%
12,932		Cablevision Systems Corp., Class A	188,161
6,139	[1]	Charter Communications, Inc.	353,852
		TOTAL	542,013
		Cellular Communications – 0.4%
11,271	[1]	NII Holdings, Inc.	226,660
Semi-Annual Shareholder Report
3

Shares			Value
		Commodity Chemicals – 4.5%
28,160		PPG Industries, Inc.	2,522,573
6,401		RPM International, Inc.	160,217
		TOTAL	2,682,790
		Computer Services – 2.0%
12,843	[1]	Cognizant Technology Solutions Corp.	921,485
4,846		Global Payments, Inc.	242,397
		TOTAL	1,163,882
		Computers — High End – 1.0%
2,960		IBM Corp.	570,096
		Computers — Low End – 6.4%
5,470	[1]	Apple, Inc.	2,496,946
76,579	[1]	Dell, Inc.	1,319,456
		TOTAL	3,816,402
		Construction Machinery – 3.4%
14,928		Caterpillar, Inc.	1,628,943
4,020		Joy Global, Inc.	364,574
		TOTAL	1,993,517
		Cosmetics & Toiletries – 2.4%
22,488		Avon Products, Inc.	399,612
13,216	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	1,007,323
		TOTAL	1,406,935
		Crude Oil & Gas Production – 3.2%
20,260	[1]	Denbury Resources, Inc.	382,104
15,058		Pioneer Natural Resources, Inc.	1,495,259
		TOTAL	1,877,363
		Defense Aerospace – 1.8%
10,092	[1]	Transdigm Group, Inc.	1,054,917
		Defense Electronics – 0.2%
3,135	[1]	First Solar, Inc.	132,548
		Discount Department Stores – 5.6%
5,923	[1]	Dollar Tree, Inc.	502,330
45,817		Wal-Mart Stores, Inc.	2,811,331
		TOTAL	3,313,661
		Diversified Leisure – 2.8%
34,140	[1]	Las Vegas Sands Corp.	1,676,615
		Drug Store – 1.2%
22,080		Walgreen Co.	736,589
Semi-Annual Shareholder Report
4

Shares			Value
		Electric & Electronic Original Equipment Manufacturers – 0.6%
11,120	[1]	General Cable Corp.	343,163
		Electrical Equipment – 0.5%
4,547	[1]	WESCO International, Inc.	285,915
		Ethical Drugs – 2.0%
8,579		Abbott Laboratories	464,553
14,556	[1]	United Therapeutics Corp.	715,864
		TOTAL	1,180,417
		Financial Services – 3.9%
3,910		Mastercard, Inc.	1,390,279
3,115	[1]	Verifone Systems, Inc.	133,010
7,661		Visa, Inc., Class A	771,003
		TOTAL	2,294,292
		Food Wholesaling – 2.3%
44,396		Sysco Corp.	1,336,764
		Grocery Chain – 1.9%
48,525		Kroger Co.	1,152,954
		Internet Services – 0.3%
6,648	[1]	HomeAway, Inc.	179,762
		Internet Software & Services – 1.4%
19,313	[1]	Rackspace Hosting, Inc.	838,377
		Medical Technology – 1.8%
1,651	[1]	Intuitive Surgical, Inc.	759,311
4,649	[1]	SXC Health Solutions Corp.	293,166
		TOTAL	1,052,477
		Miscellaneous Food Products – 1.0%
11,103		Corn Products International, Inc.	616,105
		Miscellaneous Machinery – 0.7%
8,753		Fastenal Co.	408,590
		Office Equipment – 0.4%
11,524		Pitney Bowes, Inc.	218,610
		Office Supplies – 0.5%
11,485		Avery Dennison Corp.	311,818
		Oil Service, Explore & Drill – 2.1%
20,502		Helmerich & Payne, Inc.	1,265,178
		Oil Well Supply – 2.5%
5,838		Carbo Ceramics, Inc.	567,746
11,112	[1]	Oil States International, Inc.	885,515
		TOTAL	1,453,261
Semi-Annual Shareholder Report
5

Shares			Value
		Other Communications Equipment – 1.2%
18,017		Harris Corp.	738,697
		Paint & Related Materials – 2.8%
17,152		Sherwin-Williams Co.	1,672,835
		Printing – 0.2%
11,646		Donnelley (R.R.) & Sons Co.	132,299
		Restaurant – 1.7%
1,511	[1]	Chipotle Mexican Grill, Inc.	554,975
991	[1]	Panera Bread Co.	146,916
6,907		Starbucks Corp.	331,052
		TOTAL	1,032,943
		Services to Medical Professionals – 2.2%
18,165	[1]	Henry Schein, Inc.	1,287,717
		Shoes – 0.0%
24	[1]	Deckers Outdoor Corp.	1,940
		Soft Drinks – 4.4%
33,494		Coca-Cola Enterprises, Inc.	897,304
26,130		Dr. Pepper Snapple Group, Inc.	1,014,367
10,684		PepsiCo, Inc.	701,618
		TOTAL	2,613,289
		Software Packaged/Custom – 7.4%
35,613		CA, Inc.	918,103
5,126	[1]	F5 Networks, Inc.	613,787
72,151	[1]	Symantec Corp.	1,240,276
17,649	[1]	VMware, Inc., Class A	1,610,824
		TOTAL	4,382,990
		Specialty Chemicals – 0.5%
5,469	[1]	Rockwood Holdings, Inc.	276,185
		Specialty Retailing – 2.6%
5,695		Abercrombie & Fitch Co., Class A	261,628
16,428		Expedia, Inc.	531,774
14,891		Nordstrom, Inc.	735,318
		TOTAL	1,528,720
		Telecommunication Equipment & Services – 0.9%
9,064		Qualcomm, Inc.	533,145
		Toys & Games – 0.7%
12,007		Hasbro, Inc.	419,164
		Truck Manufacturing – 0.8%
10,527	[1]	Navistar International Corp.	455,714
Semi-Annual Shareholder Report
6

Shares			Value
		Undesignated Consumer Cyclicals – 2.0%
15,639	[1]	Apollo Group, Inc., Class A	819,640
4,007		DeVRY, Inc.	151,304
3,604	[1]	ITT Educational Services, Inc.	237,396
		TOTAL	1,208,340
		Undesignated Health – 1.2%
12,144	[1]	Cerner Corp.	739,448
		Wireless Telecommunication Services – 0.3%
19,023	[1]	MetroPCS Communications, Inc.	168,163
		TOTAL COMMON STOCKS (IDENTIFIED COST $53,177,676)	58,157,065
		MUTUAL FUND – 1.9%
1,131,543	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	1,131,543
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $54,309,219)[4]	59,288,608
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[5]	(91,482)
		TOTAL NET ASSETS — 100%	$59,197,126
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federated tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.50	$8.45	$7.60	$10.23	$12.12	$10.17
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]	(0.03)[2]	(0.01)[2]	0.00[2,3]	(0.06)[2]	(0.14)[2]
Net realized and unrealized gain (loss) on investments	(0.12)	2.08	0.86	(2.63)	(0.48)	2.20
TOTAL FROM INVESTMENT OPERATIONS	(0.13)	2.05	0.85	(2.63)	(0.54)	2.06
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(1.35)	(0.11)
Net Asset Value, End of Period	$10.37	$10.50	$8.45	$7.60	$10.23	$12.12
Total Return[4]	(1.24)%	24.26%	11.18%	(25.71)%	(5.76)%	20.38%
Ratios to Average Net Assets:
Net expenses	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.25)%[5]	(0.28)%	(0.08)%	0.04%	(0.49)%	(1.14)%
Expense waiver/reimbursement[6]	0.89%[5]	0.74%	0.55%	0.52%	0.14%	2.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,027	$44,762	$45,993	$68,963	$102,600	$88,826
Portfolio turnover	150%	208%	217%	380%	320%	630%
1	MDT Large Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Growth Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the Successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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8

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,				Period Ended 7/31/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.24	$8.30	$7.53	$10.21	$12.18	$11.48
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	(0.10)[2]	(0.07)[2]	(0.05)[2]	(0.14)[2]	(0.08)[2]
Net realized and unrealized gain (loss) on investments	(0.11)	2.04	0.84	(2.63)	(0.48)	0.78
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	1.94	0.77	(2.68)	(0.62)	0.70
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(1.35)	—
Net Asset Value, End of Period	$10.08	$10.24	$8.30	$7.53	$10.21	$12.18
Total Return[3]	(1.56)%	23.37%	10.23%	(26.25)%	(6.43)%	6.10%
Ratios to Average Net Assets:
Net expenses	2.25%[4]	2.25%	2.25%	2.25%	2.25%	2.24%[4]
Net investment income (loss)	(1.00)%[4]	(1.04)%	(0.86)%	(0.72)%	(1.22)%	(1.95)%[4]
Expense waiver/reimbursement[5]	0.89%[4]	0.74%	0.56%	0.52%	0.14%	0.54%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,613	$6,680	$7,506	$8,532	$22,138	$46,933
Portfolio turnover	150%	208%	217%	380%	320%	630%[6]
1	Reflects operations for the period from March 29, 2007 (date of initial investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

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9

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.02	$8.12	$7.37	$9.99	$11.94	$10.10
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	(0.10)[2]	(0.07)[2]	(0.05)[2]	(0.13)[2]	(0.22)[2]
Net realized and unrealized gain (loss) on investments	(0.11)	2.00	0.82	(2.57)	(0.47)	2.17
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	1.90	0.75	(2.62)	(0.60)	1.95
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(1.35)	(0.11)
Net Asset Value, End of Period	$9.86	$10.02	$8.12	$7.37	$9.99	$11.94
Total Return[3]	(1.60)%	23.40%	10.18%	(26.23)%	(6.39)%	19.42%
Ratios to Average Net Assets:
Net expenses	2.25%[4]	2.25%	2.25%	2.25%	2.22%	2.25%
Net investment income (loss)	(1.00)%[4]	(1.05)%	(0.86)%	(0.71)%	(1.21)%	(1.83)%
Expense waiver/reimbursement[5]	0.89%[4]	0.74%	0.56%	0.52%	0.14%	5.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,491	$7,564	$6,816	$7,333	$14,895	$14,388
Portfolio turnover	150%	208%	217%	380%	320%	630%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the Successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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10

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.68	$8.57	$7.70	$10.33	$12.20	$10.20
Income From Investment Operations:
Net investment income (loss)	(0.00)[2,3]	(0.00)[2,3]	0.01[2]	0.02[2]	(0.03)[2]	(0.03)[2]
Net realized and unrealized gain (loss) on investments	(0.12)	2.11	0.86	(2.65)	(0.49)	2.14
TOTAL FROM INVESTMENT OPERATIONS	(0.12)	2.11	0.87	(2.63)	(0.52)	2.11
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(1.35)	(0.11)
Net Asset Value, End of Period	$10.56	$10.68	$8.57	$7.70	$10.33	$12.20
Total Return[4]	(1.12)%	24.62%	11.30%	(25.46)%	(5.55)%	20.81%
Ratios to Average Net Assets:
Net expenses	1.25%[5]	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(0.01)%[5]	(0.05)%	0.14%	0.28%	(0.28)%	(0.29)%
Expense waiver/reimbursement[6]	0.89%[5]	0.74%	0.56%	0.52%	0.14%	19.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,066	$4,565	$4,179	$4,769	$6,280	$1,798
Portfolio turnover	150%	208%	217%	380%	320%	630%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the Successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $1,131,543 of investments in an affiliated holding (Note 5) (identified cost $54,309,219)		$59,288,608
Income receivable		20,250
Receivable for investments sold		906,333
Receivable for shares sold		15,325
TOTAL ASSETS		60,230,516
Liabilities:
Payable for investments purchased	$866,990
Payable for shares redeemed	38,817
Payable for transfer and dividend disbursing agent fees and expenses	53,421
Payable for Directors'/Trustees' fees	205
Payable for distribution services fee (Note 5)	8,036
Payable for shareholder services fee (Note 5)	22,764
Accrued expenses	43,157
TOTAL LIABILITIES		1,033,390
Net assets for 5,755,786 shares outstanding		$59,197,126
Net Assets Consist of:
Paid-in capital		$79,884,680
Net unrealized appreciation of investments		4,979,389
Accumulated net realized loss on investments		(25,554,496)
Accumulated net investment income (loss)		(112,447)
TOTAL NET ASSETS		$59,197,126
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($42,026,980 ÷ 4,053,634 shares outstanding), no par value, unlimited shares authorized	$10.37
Offering price per share (100/94.50 of $10.37)	$10.97
Redemption proceeds per share	$10.37
Class B Shares:
Net asset value per share ($5,613,130 ÷ 557,058 shares outstanding), no par value, unlimited shares authorized	$10.08
Offering price per share	$10.08
Redemption proceeds per share (94.50/100 of $10.08)	$9.53
Class C Shares:
Net asset value per share ($7,491,320 ÷ 759,977 shares outstanding), no par value, unlimited shares authorized	$9.86
Offering price per share	$9.86
Redemption proceeds per share (99.00/100 of $9.86)	$9.76
Institutional Shares:
Net asset value per share ($4,065,696 ÷ 385,117 shares outstanding), no par value, unlimited shares authorized	$10.56
Offering price per share	$10.56
Redemption proceeds per share	$10.56

See Notes which are an integral part of the Financial Statements

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13

Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Dividends (including $921 received from an affiliated holding (Note 5))			$357,938
Expenses:
Investment adviser fee (Note 5)		$213,807
Administrative fee (Note 5)		135,738
Custodian fees		8,453
Transfer and dividend disbursing agent fees and expenses		140,144
Directors'/Trustees' fees		1,166
Auditing fees		11,614
Legal fees		3,065
Portfolio accounting fees		39,798
Distribution services fee (Note 5)		46,813
Shareholder services fee (Note 5)		65,145
Account administration fee (Note 2)		685
Share registration costs		27,219
Printing and postage		25,587
Insurance premiums		2,145
Miscellaneous		2,949
TOTAL EXPENSES		724,328
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(213,807)
Waiver of administrative fee	(27,365)
Reimbursement of other operating expenses	(12,771)
TOTAL WAIVERS AND REIMBURSEMENTS		(253,943)
Net expenses			470,385
Net investment income (loss)			(112,447)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(2,973,718)
Net change in unrealized appreciation of investments			2,001,026
Net realized and unrealized loss on investments			(972,692)
Change in net assets resulting from operations			$(1,085,139)

See Notes which are an integral part of the Financial Statements

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14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(112,447)	$(285,946)
Net realized gain (loss) on investments	(2,973,718)	14,733,709
Net change in unrealized appreciation/depreciation of investments	2,001,026	(324,024)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,085,139)	14,123,739
Share Transactions:
Proceeds from sale of shares	4,033,915	10,132,396
Cost of shares redeemed	(7,322,254)	(25,179,540)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,288,339)	(15,047,144)
Change in net assets	(4,373,478)	(923,405)
Net Assets:
Beginning of period	63,570,604	64,494,009
End of period (including accumulated net investment income (loss) of $(112,447) and $0, respectively)	$59,197,126	$63,570,604

See Notes which are an integral part of the Financial Statements

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15

Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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16

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report

17

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$685

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Semi-Annual Shareholder Report

18

Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	223,708	$2,132,721	497,745	$4,919,437
Shares redeemed	(432,593)	(4,188,400)	(1,681,082)	(16,079,618)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(208,885)	$(2,055,679)	(1,183,337)	$(11,160,181)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	53,398	$497,801	142,838	$1,355,108
Shares redeemed	(148,324)	(1,374,123)	(395,142)	(3,795,078)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(94,926)	$(876,322)	(252,304)	$(2,439,970)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	124,100	$1,147,068	196,147	$1,868,043
Shares redeemed	(118,743)	(1,077,645)	(280,790)	(2,640,242)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	5,357	$69,423	(84,643)	$(772,199)
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,564	$256,325	195,505	$1,989,808
Shares redeemed	(68,908)	(682,086)	(255,680)	(2,664,602)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(42,344)	$(425,761)	(60,175)	$(674,794)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(340,798)	$(3,288,339)	(1,580,459)	$(15,047,144)

4. FEDERAL TAX INFORMATION

At January 31, 2012, the cost of investments for federal tax purposes was $54,309,219. The net unrealized appreciation of investments for federal tax purposes was $4,979,389. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,072,631 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,093,242.

At July 31, 2011, the Fund had a capital loss carryforward of $22,401,781 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2017	$20,801,154	NA	$20,801,154
2018	$1,600,627	NA	$1,600,627

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $213,209 of its fee and voluntarily reimbursed $12,771 of other operating expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, FAS waived $27,365 of its fee. The net fee paid to FAS was 0.380% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$21,016
Class C Shares	25,797
TOTAL	$46,813

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2012, FSC retained $5,414 of fees paid by the Fund. For the six months ended January 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

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21

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2012, FSC retained $774 in sales charges from the sale of Class A Shares. FSC also retained $2,870 of CDSC relating to redemptions of Class B Shares and $110 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$49,532
Class B Shares	7,005
Class C Shares	8,608
TOTAL	$65,145

For the six months ended January 31, 2012, FSSC retained $2,542 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2012, the Adviser reimbursed $598. Transactions involving the affiliated holding during the six months ended January 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2011	1,155,856
Purchases/Additions	4,075,169
Sales/Reductions	4,099,482
Balance of Shares Held 1/31/2012	1,131,543
Value	$1,131,543
Dividend Income	$921

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2012, were as follows:

Purchases	$85,503,764
Sales	$88,865,408

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

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9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$987.60	$7.49
Class B Shares	$1,000	$984.40	$11.22
Class C Shares	$1,000	$984.00	$11.22
Institutional Shares	$1,000	$988.80	$6.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.60	$7.61
Class B Shares	$1,000	$1,013.83	$11.39
Class C Shares	$1,000	$1,013.83	$11.39
Institutional Shares	$1,000	$1,018.85	$6.34
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Institutional Shares	1.25%
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Evaluation and Approval of Advisory Contract – May 2011

federated mdt large cap growth fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

28

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Semi-Annual Shareholder Report

29

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882

36353 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
A	QASCX
C	QCSCX
Institutional	QISCX

Federated MDT Small Cap Core Fund

Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2011 through January 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At January 31, 2012, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Regional Banks	6.9%
Financial Services	5.4%
Computer Sevices	5.0%
Software Packaged/Custom	3.8%
Specialty Retailing	3.4%
Auto Original Equipment Manufacturers	3.0%
Multi-Line Insurance	2.9%
Property Liability Insurance	2.5%
Specialty Chemicals	2.5%
Miscellaneous Food Products	2.2%
Personal Loans	2.2%
Generic Drugs	2.0%
Education & Training Services	1.9%
Airline — Regional	1.7%
Other Tobacco Products	1.7%
Computer Stores	1.6%
Paper Products	1.6%
Apparel	1.4%
Construction Machinery	1.4%
Crude Oil & Gas Production	1.4%
Electrical Equipment	1.4%
Hotels and Motels	1.4%
Life Insurance	1.4%
Biotechnology	1.3%
Defense Aerospace	1.3%
Personal Agency	1.3%
Printing	1.3%
Computer Networking	1.2%
Electronic Test/Measuring Equipment	1.2%
Specialty Machinery	1.2%
Plastic	1.1%
Savings & Loan	1.1%
Airline — National	1.0%
Magazine Publishing	1.0%
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Industry Composition	Percentage of Total Net Assets
Telecommunication Equipment & Services	1.0%
Other[2]	25.6%
Cash Equivalents[3]	2.3%
Other Assets and Liabilities — Net[4]	(0.6)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

January 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.3%
		Accident & Health Insurance – 0.1%
632	[1]	Triple-S Management Corp., Class B	13,481
		Advertising – 0.3%
6,105	[1]	Journal Communications, Inc., Class A	31,380
		Airline - National – 1.0%
11,919	[1]	US Airways Group, Inc.	100,596
		Airline - Regional – 1.7%
1,909	[1]	Alaska Air Group, Inc.	145,332
4,237	[1]	Republic Airways Holdings, Inc.	23,346
		TOTAL	168,678
		Apparel – 1.4%
2,070	[1]	Ann, Inc.	50,218
2,478	[1]	Iconix Brand Group, Inc.	45,620
2,048	[1]	Maidenform Brands, Inc.	40,960
		TOTAL	136,798
		Auto Original Equipment Manufacturers – 3.0%
7,063	[1]	American Axle & Manufacturing Holdings, Inc.	85,180
7,586	[1]	Dana Holding Corp.	112,652
2,246	[1]	Modine Manufacturing Co.	24,571
2,332	[1]	Tenneco Automotive, Inc.	74,857
		TOTAL	297,260
		Auto Part Replacement – 0.3%
1,277		Standard Motor Products, Inc.	26,421
		Auto Rentals – 0.9%
948	[1]	AMERCO	91,691
		Biotechnology – 1.3%
1,055	[1]	Questcor Pharmaceuticals, Inc.	37,379
2,967	[1]	ViroPharma, Inc.	88,387
		TOTAL	125,766
		Carpets – 0.5%
4,860	[1]	Culp, Inc.	44,275
		Clothing Stores – 0.4%
1,721	[1]	Aeropostale, Inc.	28,173
369		Cato Corp., Class A	9,893
		TOTAL	38,066
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Shares			Value
		Cogeneration – 0.4%
4,944	[1]	GT Advanced Technologies, Inc.	42,617
		Commodity Chemicals – 0.8%
1,326		Innospec, Inc.	42,923
180		Newmarket Corp.	38,914
		TOTAL	81,837
		Computer Networking – 1.2%
1,097		Black Box Corp.	33,919
7,139	[1]	Cray, Inc.	53,257
8,144	[1]	Extreme Networks, Inc.	26,387
		TOTAL	113,563
		Computer Services – 5.0%
2,458	[1]	CACI International, Inc., Class A	144,260
2,015		Fair Isaac & Co., Inc.	73,024
994		j2 Global, Inc.	26,798
440	[1]	Manhattan Associates, Inc.	19,312
4,849	[1]	Unisys Corp.	101,683
7,735		Xyratex Ltd.	122,832
		TOTAL	487,909
		Computer Stores – 1.6%
5,305	[1]	Insight Enterprises, Inc.	97,930
4,605	[1]	PC Connections, Inc.	55,260
		TOTAL	153,190
		Construction Machinery – 1.4%
1,324		NACCO Industries, Inc., Class A	135,313
		Contracting – 0.8%
3,215	[1]	Baker Michael Corp.	78,735
		Cosmetics & Toiletries – 0.4%
2,380	[1]	Revlon, Inc.	37,509
		Crude Oil & Gas Production – 1.4%
996	[1]	Rosetta Resources, Inc.	47,798
3,267	[1]	Stone Energy Corp.	91,639
		TOTAL	139,437
		Defense Aerospace – 1.3%
2,298		AAR Corp.	48,694
2,055	[1]	Hexcel Corp.	51,519
375		Triumph Group, Inc.	23,464
		TOTAL	123,677
Semi-Annual Shareholder Report
4

Shares			Value
		Defense Electronics – 0.9%
5,403		Miller Industries, Inc.	88,123
38		Standex International Corp.	1,523
		TOTAL	89,646
		Department Stores – 0.3%
547		Dillards, Inc., Class A	24,205
		Diversified Leisure – 0.3%
3,299	[1]	Multimedia Games Holding Company, Inc.	24,907
		Education & Training Services – 1.9%
5,428	[1]	Bridgepoint Education, Inc.	133,475
1,204	[1]	Capella Education Co.	50,965
		TOTAL	184,440
		Electric & Electronic Original Equipment Manufactures – 0.3%
880	[1]	Generac Holdings, Inc.	25,573
		Electric Utility – 0.8%
1,880		Idacorp, Inc.	79,242
		Electrical Equipment – 1.4%
3,811	[1]	EnerSys, Inc.	110,443
1,378	[1]	SL Industries, Inc.	24,735
		TOTAL	135,178
		Electronic Test/Measuring Equipment – 1.2%
2,469		MTS Systems Corp.	113,302
		Electronics Stores – 0.0%
153	[1]	Rex Stores Corp.	3,932
		Ethical Drugs – 0.5%
1,083	[1]	Salix Pharmaceuticals Ltd.	52,201
		Financial Services – 5.4%
7,427		Advance America Cash Advance, Inc.	58,450
169	[1]	America's Car-Mart, Inc.	6,412
4,507		Deluxe Corp.	115,244
1,350	[1]	Encore Capital Group, Inc.	31,725
1,323		German American Bancorp	26,619
4,250		MainSource Financial Group, Inc.	39,908
4,805		Nelnet, Inc., Class A	118,443
9,400	[1]	PHH Corp.	108,946
341	[1]	Portfolio Recovery Associates, Inc.	22,148
		TOTAL	527,895
		Food Wholesaling – 0.4%
658		Nash Finch Co.	19,220
Semi-Annual Shareholder Report
5

Shares			Value
2,194	[1]	Omega Protein Corp.	18,891
		TOTAL	38,111
		Furniture – 0.2%
1,449	[1]	American Woodmark Corp.	20,605
		Gas Distributor – 0.4%
981		WGL Holdings, Inc.	41,840
		Generic Drugs – 2.0%
2,847	[1]	Hi-Tech Pharmacal Co., Inc.	110,976
2,377	[1]	Par Pharmaceutical Cos., Inc.	85,834
		TOTAL	196,810
		Greeting Cards – 0.5%
3,420		American Greetings Corp., Class A	49,145
		Health Care – 0.9%
1,345	[1]	HealthSouth Corp.	25,945
1,677	[1]	USANA, Inc.	58,326
		TOTAL	84,271
		Home Health Care – 0.1%
1,013	[1]	Amedisys, Inc.	10,636
		Home Products – 0.7%
2,473	[1]	Spectrum Brands Holdings, Inc.	71,593
		Hospitals – 0.3%
3,833	[1]	Select Medical Holdings Corp.	31,776
		Hotels and Motels – 1.4%
6,339		Ameristar Casinos, Inc.	123,991
1,010	[1]	Monarch Casino & Resort, Inc.	10,756
		TOTAL	134,747
		Household Appliances – 0.3%
3,165	[1]	hhgregg, Inc.	32,220
		Industrial Machinery – 0.6%
1,801		Twin Disc, Inc.	55,705
		Insurance Brokerage – 0.3%
654		AmTrust Financial Services, Inc.	16,958
2,486		Crawford & Co., Class B	14,121
		TOTAL	31,079
		Internet Services – 0.4%
5,357	[1]	Orbitz Worldwide, Inc.	19,607
4,171		United Online, Inc.	23,691
		TOTAL	43,298
Semi-Annual Shareholder Report
6

Shares			Value
		Life Insurance – 1.4%
6,162		American Equity Investment Life Holding Co.	71,048
1,521		Primerica, Inc.	37,265
3,510		Symetra Financial Corp.	32,362
		TOTAL	140,675
		Machine Tools – 0.1%
320	[1]	Hurco Co., Inc.	7,542
		Magazine Publishing – 1.0%
3,015		Meredith Corp.	94,942
		Mail Order – 0.3%
1,688	[1]	Systemax, Inc.	29,726
		Maritime – 0.5%
1,140		Golar LNG Ltd.	46,740
		Medical Supplies – 0.5%
181	[1]	Align Technology, Inc.	4,264
2,451		Invacare Corp.	41,863
		TOTAL	46,127
		Medical Technology – 0.2%
569	[1]	Cyberonics, Inc.	18,492
		Metal Fabrication – 0.6%
3,314		Worthington Industries, Inc.	61,011
		Miscellaneous Components – 0.3%
4,475	[1]	Amkor Technology, Inc.	25,642
		Miscellaneous Food Products – 2.2%
3,686		Fresh Del Monte Produce, Inc.	90,233
2,992		The Anderson's, Inc.	121,326
		TOTAL	211,559
		Money Center Bank – 0.3%
1,716		MidWestOne Financial Group, Inc.	28,108
		Multi-Industry Capital Goods – 0.5%
1,455	[1]	Ceradyne, Inc.	48,146
		Multi-Line Insurance – 2.9%
1,804		Alterra Capital Holdings Ltd.	43,603
17,284	[1]	CNO Financial Group, Inc.	116,149
3,456		FBL Financial Group, Inc., Class A	120,061
		TOTAL	279,813
		Natural Gas Production – 0.6%
9,213	[1]	VAALCO Energy, Inc.	57,305
Semi-Annual Shareholder Report
7

Shares			Value
		Offshore Driller – 0.3%
689		Bristow Group, Inc.	33,802
		Oil Refiner – 0.7%
4,092		Western Refining, Inc.	67,641
		Oil Service, Explore & Drill – 0.8%
2,971	[1]	Helix Energy Solutions Group, Inc.	48,873
3,945	[1]	Parker Drilling Co.	25,642
		TOTAL	74,515
		Oil Well Supply – 0.4%
1,638	[1]	Park-Ohio Holdings Corp.	32,580
611		RPC, Inc.	9,318
		TOTAL	41,898
		Other Tobacco Products – 1.7%
453		Schweitzer-Mauduit International, Inc.	31,497
3,096		Universal Corp.	138,949
		TOTAL	170,446
		Packaged Foods – 0.4%
4,242	[1]	Dole Food Co., Inc.	40,723
		Paint & Related Materials – 0.2%
2,288	[1]	Ferro Corp.	15,467
		Paper Products – 1.6%
1,290		Buckeye Technologies, Inc.	43,254
2,901	[1]	Kadant, Inc.	70,378
1,849		Neenah Paper, Inc.	43,951
		TOTAL	157,583
		Personal Loans – 2.2%
2,646		Cash America International, Inc.	116,053
2,891	[1]	Ezcorp, Inc., Class A	77,537
374	[1]	World Acceptance Corp.	23,831
		TOTAL	217,421
		Personnel Agency – 1.3%
4,671		Kelly Services, Inc., Class A	75,484
1,143		Maximus, Inc.	51,469
		TOTAL	126,953
		Plastic – 1.1%
2,475		Schulman (A.), Inc.	60,638
2,023		Tredegar Industries, Inc.	49,887
		TOTAL	110,525
Semi-Annual Shareholder Report
8

Shares			Value
		Printed Circuit Boards – 0.8%
2,541	[1]	Sanmina-SCI Corp.	27,900
3,772	[1]	TTM Technologies	46,283
		TOTAL	74,183
		Printing – 1.3%
804		Courier Corp.	9,945
1,114		Quad Graphics, Inc.	13,090
4,563	[1]	Valassis Communications, Inc.	103,808
		TOTAL	126,843
		Property Liability Insurance – 2.5%
532	[1]	Enstar Group Ltd.	52,950
4,435		Meadowbrook Insurance Group, Inc.	44,217
736		Platinum Underwriters Holdings Ltd.	25,208
1,000		ProAssurance Corp.	81,630
556		RLI Corp.	39,654
		TOTAL	243,659
		Psychiatric Centers – 0.4%
813	[1]	Magellan Health Services, Inc.	39,691
		Railroad – 0.3%
1,193	[1]	Greenbrier Cos., Inc.	26,544
		Recreational Vehicles – 0.7%
2,231	[1]	Arctic Cat, Inc.	66,573
		Regional Banks – 6.9%
164		Alliance Financial Corp.	5,107
2,441		Bank of the Ozarks, Inc.	68,324
1,483		Cardinal Financial Corp.	16,624
726	[1]	Citizens Banking Corp.	9,329
1,229		Community Trust Bancorp, Inc.	37,865
4,077		Enterprise Financial Services Corp.	50,514
1,868		Financial Institutions, Inc.	31,924
520		Home Bancshares, Inc.	13,551
11,370		Oriental Financial Group	130,073
1,612		Peoples Bancorp, Inc.	25,244
2,667		Republic Bancorp, Inc.	67,768
4,856		Southside Bancshares, Inc.	103,918
1,920	[1]	State Bank Financial Corp.	30,701
3,004	[1]	Taylor Capital Group, Inc.	37,159
5,682	[1]	Virginia Commerce Bancorp, Inc.	50,343
		TOTAL	678,444
Semi-Annual Shareholder Report
9

Shares			Value
		Restaurant – 0.3%
615	[1]	DineEquity, Inc.	29,225
		Rubber – 0.5%
3,103		Cooper Tire & Rubber Co.	46,731
		Savings & Loan – 1.1%
3,088		First Defiance Financial Corp.	47,802
2,953		Flushing Financial Corp.	38,714
455		Provident New York Bancorp	3,758
1,020		Webster Financial Corp. Waterbury	21,624
		TOTAL	111,898
		Semiconductor Distribution – 0.3%
818	[1]	Tyler Technologies, Inc.	28,736
		Semiconductor Manufacturing – 0.6%
1,034	[1]	Cirrus Logic, Inc.	21,125
3,253	[1]	Spansion, Inc.	32,627
		TOTAL	53,752
		Semiconductor Manufacturing Equipment – 0.7%
122	[1]	Advanced Energy Industries, Inc.	1,298
1,422		Brooks Automation, Inc.	15,244
3,649	[1]	Kulicke & Soffa Industries	39,445
194	[1]	Mentor Graphics Corp.	2,691
534	[1]	Veeco Instruments, Inc.	13,035
		TOTAL	71,713
		Shoes – 0.3%
751	[1]	Steven Madden Ltd.	30,896
		Software Packaged/Custom – 3.8%
875	[1]	DealerTrack Holdings, Inc.	23,914
2,641		ManTech International Corp., Class A	92,831
1,157	[1]	Solarwinds, Inc.	36,573
8,904	[1]	Take-Two Interactive Software, Inc.	138,902
4,477	[1]	VASCO Data Security International, Inc.	37,741
1,407	[1]	Verint Systems, Inc.	39,832
		TOTAL	369,793
		Specialty Chemicals – 2.5%
1,568		Chemed Corp.	88,028
1,073		Koppers Holdings, Inc.	40,763
1,423	[1]	Kraton Performance Polymers, Inc.	40,470
2,208	[1]	LSB Industries, Inc.	77,390
		TOTAL	246,651
Semi-Annual Shareholder Report
10

Shares			Value
		Specialty Machinery – 1.2%
2,094		Cascade Corp.	118,981
		Specialty Retailing – 3.4%
6,141	[1]	Build-A-Bear Workshop, Inc.	50,172
4,449	[1]	Conn's, Inc.	51,609
781	[1]	Hibbett Sports, Inc.	37,433
1,077		Natures Sunshine Products, Inc.	16,047
2,782	[1]	Pier 1 Imports, Inc.	43,260
3,452		Sonic Automotive, Inc.	53,817
1,696		Sothebys Holdings, Inc., Class A	56,867
803	[1]	Stamps.com, Inc.	24,901
		TOTAL	334,106
		Telecommunication Equipment & Services – 1.0%
987	[1]	Anixter International, Inc.	64,658
2,400	[1]	Brightpoint, Inc.	28,128
		TOTAL	92,786
		Telephone Utility – 0.3%
11,781	[1]	Vonage Holdings Corp.	29,806
		Trucking – 0.6%
1,379	[1]	Old Dominion Freight Lines, Inc.	58,773
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,056,371)	9,603,142
		MUTUAL FUND – 2.3%
224,691	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares 0.21% (AT NET ASSET VALUE)	224,691
		TOTAL INVESTMENTS — 100.6% (IDENTIFIED COST $9,281,062)[4]	9,827,833
		OTHER ASSETS AND LIABILITIES - NET — (0.6)%[5]	(62,910)
		TOTAL NET ASSETS — 100%	$9,764,923
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Semi-Annual Shareholder Report

11

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$9.88	$7.55	$6.58	$10.21	$13.22	$11.11
Income From Investment Operations:
Net investment income (loss)	(0.03)[2]	(0.09)[2]	(0.06)[2]	(0.04)[2]	(0.08)[2]	(0.10)[2]
Net realized and unrealized gain (loss) on investments	(0.22)	2.42	1.03	(3.59)	(2.22)	2.21
TOTAL FROM INVESTMENT OPERATIONS	(0.25)	2.33	0.97	(3.63)	(2.30)	2.11
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(0.71)	—
Net Asset Value, End of Period	$9.63	$9.88	$7.55	$6.58	$10.21	$13.22
Total Return[3]	(2.53)%	30.86%	14.74%	(35.55)%	(18.09)%	18.99%
Ratios to Average Net Assets:
Net expenses	1.72%[4]	1.75%	1.75%	1.74%	1.75%	1.75%
Net investment income (loss)	(0.59)%[4]	(0.96)%	(0.77)%	(0.53)%	(0.68)%	(0.77)%
Expense waiver/reimbursement[5]	4.99%[4]	3.75%	5.41%	5.73%	3.85%	7.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,871	$3,469	$3,184	$1,652	$2,623	$2,414
Portfolio turnover	122%	210%	192%	222%	243%	237%
1	MDT Small Cap Core Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Core Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$9.45	$7.28	$6.39	$9.99	$13.04	$11.05
Income From Investment Operations:
Net investment income (loss)	(0.06)[2]	(0.15)[2]	(0.11)[2]	(0.08)[2]	(0.16)[2]	(0.19)[2]
Net realized and unrealized gain (loss) on investments	(0.21)	2.32	1.00	(3.52)	(2.18)	2.18
TOTAL FROM INVESTMENT OPERATIONS	(0.27)	2.17	0.89	(3.60)	(2.34)	1.99
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(0.71)	—
Net Asset Value, End of Period	$9.18	$9.45	$7.28	$6.39	$9.99	$13.04
Total Return[3]	(2.86)%	29.81%	13.93%	(36.04)%	(18.66)%	18.01%
Ratios to Average Net Assets:
Net expenses	2.47%[4]	2.50%	2.50%	2.49%	2.46%	2.50%
Net investment income (loss)	(1.34)%[4]	(1.70)%	(1.53)%	(1.29)%	(1.40)%	(1.52)%
Expense waiver/reimbursement[5]	5.00%[4]	3.78%	5.13%	5.61%	3.90%	8.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,562	$2,978	$3,258	$1,366	$2,759	$3,299
Portfolio turnover	122%	210%	192%	222%	243%	237%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
14

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.00	$7.63	$6.63	$10.28	$13.28	$11.14
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]	(0.06)[2]	(0.04)[2]	(0.02)[2]	(0.05)[2]	(0.07)[2]
Net realized and unrealized gain (loss) on investments	(0.21)	2.43	1.04	(3.63)	(2.24)	2.21
TOTAL FROM INVESTMENT OPERATIONS	(0.23)	2.37	1.00	(3.65)	(2.29)	2.14
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(0.71)	—
Net Asset Value, End of Period	$9.77	$10.00	$7.63	$6.63	$10.28	$13.28
Total Return[3]	(2.30)%	31.06%	15.08%	(35.51)%	(17.92)%	19.21%
Ratios to Average Net Assets:
Net expenses	1.47%[4]	1.50%	1.50%	1.49%	1.50%	1.50%
Net investment income (loss)	(0.34)%[4]	(0.71)%	(0.52)%	(0.30)%	(0.43)%	(0.51)%
Expense waiver/reimbursement[5]	5.00%[4]	3.79%	5.56%	5.22%	3.55%	8.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,332	$4,836	$5,727	$3,319	$10,064	$3,595
Portfolio turnover	122%	210%	192%	222%	243%	237%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $224,691 of investments in an affiliated holding (Note 5) (identified cost $9,281,062)		$9,827,833
Income receivable		2,898
Receivable for investments sold		300,163
Receivable for shares sold		6,924
TOTAL ASSETS		10,137,818
Liabilities:
Payable for investments purchased	$315,706
Payable for shares redeemed	1,276
Payable to adviser (Note 5)	1,942
Payable for Directors'/Trustees' fees	256
Payable for auditing fees	11,614
Payable for portfolio accounting fees	11,490
Payable for distribution services fee (Note 5)	1,590
Payable for shareholder services fee (Note 5)	2,434
Payable for share registration costs	16,711
Accrued expenses	9,876
TOTAL LIABILITIES		372,895
Net assets for 1,020,547 shares outstanding		$9,764,923
Net Assets Consist of:
Paid-in capital		$21,288,631
Net unrealized appreciation of investments		546,771
Accumulated net realized loss on investments		(12,038,878)
Accumulated net investment income (loss)		(31,601)
TOTAL NET ASSETS		$9,764,923
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,870,895 ÷ 298,058 shares outstanding), no par value, unlimited shares authorized	$9.63
Offering price per share (100/94.50 of $9.63)	$10.19
Redemption proceeds per share	$9.63
Class C Shares:
Net asset value per share ($2,561,586 ÷ 279,011 shares outstanding), no par value, unlimited shares authorized	$9.18
Offering price per share	$9.18
Redemption proceeds per share (99.00/100 of $9.18)	$9.09
Institutional Shares:
Net asset value per share ($4,332,442 ÷ 443,478 shares outstanding), no par value, unlimited shares authorized	$9.77
Offering price per share	$9.77
Redemption proceeds per share	$9.77

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
17

Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Dividends (including $140 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $112)			$52,720
Expenses:
Investment adviser fee (Note 5)		$53,645
Administrative fee (Note 5)		115,628
Custodian fees		14,455
Transfer and dividend disbursing agent fees and expenses		28,652
Directors'/Trustees' fees		891
Auditing fees		11,613
Legal fees		3,069
Portfolio accounting fees		34,482
Distribution services fee (Note 5)		9,194
Shareholder services fee (Note 5)		6,483
Share registration costs		20,242
Printing and postage		14,744
Insurance premiums		2,092
Miscellaneous		2,203
TOTAL EXPENSES		317,393
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(53,645)
Waiver of administrative fee	(22,576)
Reimbursement of other operating expenses	(156,851)
TOTAL WAIVERS AND REIMBURSEMENTS		(233,072)
Net expenses			84,321
Net investment income (loss)			(31,601)
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(256,852)
Net change in unrealized appreciation of investments			(113,941)
Net realized and unrealized loss on investments			(370,793)
Change in net assets resulting from operations			$(402,394)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(31,601)	$(125,344)
Net realized gain (loss) on investments	(256,852)	3,964,172
Net change in unrealized appreciation/depreciation of investments	(113,941)	(563,516)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(402,394)	3,275,312
Share Transactions:
Proceeds from sale of shares	312,912	1,967,566
Cost of shares redeemed	(1,427,894)	(6,130,287)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,114,982)	(4,162,721)
Change in net assets	(1,517,376)	(887,409)
Net Assets:
Beginning of period	11,282,299	12,169,708
End of period (including accumulated net investment income (loss) of $(31,601) and $0, respectively)	$9,764,923	$11,282,299

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report

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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	21,837	$188,393	94,156	$934,802
Shares redeemed	(74,984)	(655,949)	(164,528)	(1,482,746)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(53,147)	$(467,556)	(70,372)	$(547,944)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,610	$37,813	34,730	$323,061
Shares redeemed	(40,759)	(334,632)	(167,010)	(1,449,906)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(36,149)	$(296,819)	(132,280)	$(1,126,845)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,758	$86,706	70,439	$709,703
Shares redeemed	(49,652)	(437,313)	(337,454)	(3,197,635)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(39,894)	$(350,607)	(267,015)	$(2,487,932)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(129,190)	$(1,114,982)	(469,667)	$(4,162,721)

4. FEDERAL TAX INFORMATION

At January 31, 2012, the cost of investments for federal tax purposes was $9,281,062. The net unrealized appreciation of investments for federal tax purposes was $546,771. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $961,144 and net unrealized depreciation from investments for those securities having an excess of cost over value of $414,373.

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At July 31, 2011, the Fund had a capital loss carryforward of $11,736,991 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2016	$504,080	NA	$504,080
2017	$6,139,530	NA	$6,139,530
2018	$5,093,381	NA	$5,093,381

As a result of the tax-free transfer of assets from Federated MDT Small Cap Value Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2012, the Adviser voluntarily waived $53,555 of its fee and voluntarily reimbursed $156,851 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, FAS waived $22,576 of its fee. The net fee paid to FAS was 1.995% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class C Shares	$9,194

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2012, FSC retained $972 of fees paid by the Fund. For the six months ended January 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2012, FSC retained $634 in sales charges from the sale of Class A Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six-months ended, January 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$3,418
Class C Shares	3,065
TOTAL	$6,483

For the six months ended January 31, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

Effective October 1, 2011, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.70%, 2.45% and 1.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2012, the Adviser reimbursed $90. Transactions involving the affiliated holding during the six months ended January 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2011	116,597
Purchases/Additions	1,680,721
Sales/Reductions	1,572,627
Balance of Shares Held 1/31/2012	224,691
Value	$224,691
Dividend Income	$140
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2012, were as follows:

Purchases	$11,545,808
Sales	$12,727,108

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$974.70	$8.54
Class C Shares	$1,000	$971.40	$12.24
Institutional Shares	$1,000	$977.00	$7.31
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.49	$8.72
Class C Shares	$1,000	$1,012.72	$12.50
Institutional Shares	$1,000	$1,017.75	$7.46
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.72%
Class C Shares	2.47%
Institutional Shares	1.47%
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Evaluation and Approval of Advisory Contract – May 2011

federated mdt small cap core fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Semi-Annual Shareholder Report

32

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

Semi-Annual Shareholder Report

33

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
35

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
36

Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783

36359 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
A	QASGX
B	QBSGX
C	QCSGX
Institutional	QISGX

Federated MDT Small Cap Growth Fund

Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2011 through January 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At January 31, 2012, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Apparel	7.5%
Software Packaged/Custom	6.1%
Undesignated Consumer Cyclicals	5.8%
Specialty Retailing	5.4%
Specialty Chemicals	4.0%
Shoes	2.9%
Auto Original Equipment Manufacturers	2.7%
Cosmetics & Toiletries	2.6%
Crude Oil & Gas Production	2.6%
Home Products	2.5%
Medical Supplies	2.5%
Restaurants	2.5%
Auto Rentals	2.3%
Grocery Chain	2.3%
Services to Medical Professionals	2.3%
Clothing Stores	2.1%
Computer Services	2.1%
Generic Drugs	2.1%
Telecommunication Equipment & Services	2.0%
Multi-Industry Capital Goods	1.9%
Metal Fabrication	1.6%
Office Furniture	1.6%
Biotechnology	1.5%
Building Materials	1.4%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Diversified Leisure	1.4%
Semiconductor Manufacturing Equipment	1.4%
Electrical Equipment	1.3%
Home Health Care	1.3%
Packaged Foods	1.2%
Ethical Drugs	1.1%
Defense Aerospace	1.0%
Machined Parts Original Equipment Manufacturers	1.0%
Printing	1.0%
Other[2]	17.4%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities — Net[4]	(0.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments

January 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Apparel – 7.5%
34,693	[1]	Ann, Inc.	841,652
16,558	[1]	Carter's, Inc.	694,111
9,405		Columbia Sportswear Co.	431,219
23,053	[1]	Express, Inc.	498,867
5,307	[1]	Maidenform Brands, Inc.	106,140
4,132		Oxford Industries, Inc.	210,443
5,776	[1]	True Religion Apparel, Inc.	209,322
22,559	[1]	Warnaco Group, Inc.	1,314,062
3,517	[1]	Zumiez, Inc.	100,446
		TOTAL	4,406,262
		Auto Original Equipment Manufacturers – 2.7%
44,641	[1]	Dana Holding Corp.	662,919
13,665	[1]	Meritor, Inc.	85,816
26,173	[1]	Tenneco Automotive, Inc.	840,153
		TOTAL	1,588,888
		Auto Rentals – 2.3%
527	[1]	AMERCO	50,972
14,216	[1]	Dollar Thrifty Automotive Group	1,047,008
6,286	[1]	United Rentals, Inc.	240,377
		TOTAL	1,338,357
		Biotechnology – 1.5%
12,364	[1]	Medicines Co.	248,764
2,830		Medivation, Inc.	156,810
13,066	[1]	Questcor Pharmaceuticals, Inc.	462,928
		TOTAL	868,502
		Building Materials – 1.4%
11,489		Watsco, Inc.	792,396
		Carpets – 0.2%
7,821		Interface, Inc.	103,941
		Clothing Stores – 2.1%
23,589	[1]	Aeropostale, Inc.	386,152
5,235		Cato Corp., Class A	140,350
10,032	[1]	Jos A. Bank Clothiers, Inc.	479,028
8,262	[1]	Rue21, Inc.	200,023
		TOTAL	1,205,553
Semi-Annual Shareholder Report
3

Shares			Value
		Cogeneration – 0.5%
34,401	[1]	GT Advanced Technologies, Inc.	296,537
		Computer Networking – 0.3%
8,790	[1]	NetScout Systems, Inc.	181,601
		Computer Peripherals – 0.2%
10,234	[1]	Silicon Graphics, Inc.	139,592
		Computer Services – 2.1%
12,755		Fair Isaac & Co., Inc.	462,241
9,899	[1]	Manhattan Associates, Inc.	434,467
14,941	[1]	Unisys Corp.	313,313
		TOTAL	1,210,021
		Computer Stores – 0.2%
6,322	[1]	Insight Enterprises, Inc.	116,704
		Construction Machinery – 0.5%
2,952		NACCO Industries, Inc., Class A	301,694
		Consumer Services – 0.4%
8,819		Hillenbrand, Inc.	206,806
		Cosmetics & Toiletries – 2.6%
5,381	[1]	Elizabeth Arden, Inc.	193,555
16,427	[1]	Revlon, Inc.	258,889
36,734	[1]	Sally Beauty Holdings, Inc.	757,455
3,963	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	302,060
		TOTAL	1,511,959
		Crude Oil & Gas Production – 2.6%
11,951	[1]	Rosetta Resources, Inc.	573,529
18,044	[1]	Stone Energy Corp.	506,134
19,484		W&T Offshore, Inc.	421,049
		TOTAL	1,500,712
		Defense Aerospace – 1.0%
12,513	[1]	Hexcel Corp.	313,701
5,600		Kaman Corp., Class A	174,552
7,896	[1]	Orbital Sciences Corp.	114,413
		TOTAL	602,666
		Department Stores – 0.5%
27,056	[1]	Saks, Inc.	270,019
		Diversified Leisure – 1.4%
16,879	[1]	Coinstar, Inc.	839,393
		Electric & Electronic Original Equipment Manufacturers – 0.2%
3,478	[1]	Generac Holdings, Inc.	101,071
Semi-Annual Shareholder Report
4

Shares			Value
		Electrical Equipment – 1.3%
14,770		Belden, Inc.	579,132
6,330	[1]	Rofin-Sinar Technologies, Inc.	179,582
		TOTAL	758,714
		Electronic Instruments – 0.3%
3,436	[1]	OSI Systems, Inc.	184,616
		Electronic Test/Measuring Equipment – 0.5%
6,434		MTS Systems Corp.	295,256
		Ethical Drugs – 1.1%
12,836	[1]	Salix Pharmaceuticals Ltd.	618,695
		Financial Services – 0.7%
12,068		Deluxe Corp.	308,579
3,993	[1]	Encore Capital Group, Inc.	93,835
		TOTAL	402,414
		Furniture – 0.4%
9,990	[1]	Select Comfort Corp.	250,549
		Generic Drugs – 2.1%
28,984		Medicis Pharmaceutical Corp., Class A	959,080
7,796	[1]	Par Pharmaceutical Cos., Inc.	281,514
		TOTAL	1,240,594
		Grocery Chain – 2.3%
13,050		Casey's General Stores, Inc.	664,767
17,427		Ruddick Corp.	703,005
		TOTAL	1,367,772
		Home Health Care – 1.3%
3,535	[1]	Amerigroup Corp.	240,416
8,483	[1]	Wellcare Health Plans, Inc.	506,944
		TOTAL	747,360
		Home Products – 2.5%
10,762	[1]	Spectrum Brands Holdings, Inc.	311,560
18,249		Tupperware Brands Corp.	1,146,767
		TOTAL	1,458,327
		Hotels and Motels – 0.2%
5,848		Ameristar Casinos, Inc.	114,387
		Industrial Machinery – 0.6%
6,785		Actuant Corp.	172,000
4,145		Tennant Co.	159,499
		TOTAL	331,499
Semi-Annual Shareholder Report
5

Shares			Value
		Internet Services – 0.3%
6,561	[1]	Travelzoo, Inc.	169,339
		Machined Parts Original Equipment Manufacturers – 1.0%
15,278		Applied Industrial Technologies, Inc.	589,425
		Mail Order – 0.5%
8,444		HSN, Inc.	301,366
		Maritime – 0.9%
12,798		Golar LNG Ltd.	524,718
		Medical Supplies – 2.5%
2,960	[1]	Orthofix International NV	118,844
24,300		Owens & Minor, Inc.	738,963
19,577		Steris Corp.	588,876
		TOTAL	1,446,683
		Medical Technology – 0.8%
6,876	[1]	Arthrocare Corp.	212,537
7,941	[1]	Integra Lifesciences Corp.	234,419
		TOTAL	446,956
		Metal Fabrication – 1.6%
12,002		Barnes Group, Inc.	303,531
33,538		Worthington Industries, Inc.	617,434
		TOTAL	920,965
		Miscellaneous Communications – 0.2%
17,232	[1]	Leap Wireless International, Inc.	147,506
		Miscellaneous Components – 0.6%
3,292		MKS Instruments, Inc.	99,254
12,410	[1]	TriMas Corp.	268,925
		TOTAL	368,179
		Miscellaneous Metals – 0.7%
6,707		AMCOL International Corp.	191,552
1,298	[1]	Materion Corp.	38,174
6,365		Matthews International Corp., Class A	209,791
		TOTAL	439,517
		Multi-Industry Capital Goods – 1.9%
19,314		Acuity Brands, Inc.	1,124,654
		Multi-Industry Transportation – 0.7%
15,589		Brinks Co. (The)	439,454
		Office Furniture – 1.6%
11,040		HNI Corp.	299,515
23,535		Knoll, Inc.	375,619
Semi-Annual Shareholder Report
6

Shares			Value
11,835		Miller Herman, Inc.	249,955
		TOTAL	925,089
		Office Supplies – 0.6%
11,631		United Stationers, Inc.	376,030
		Oil Refiner – 0.8%
28,650		Western Refining, Inc.	473,585
		Other Communications Equipment – 0.2%
2,971	[1]	Netgear, Inc.	118,305
		Packaged Foods – 1.2%
16,579	[1]	United Natural Foods, Inc.	730,305
		Paint & Related Materials – 0.1%
7,299	[1]	Ferro Corp.	49,341
		Personal Loans – 0.8%
17,572	[1]	Ezcorp, Inc., Class A	471,281
		Personnel Agency – 0.4%
2,426		Maximus, Inc.	109,243
6,592	[1]	TrueBlue, Inc.	108,834
		TOTAL	218,077
		Plastic – 0.3%
14,309		Polyone Corp.	206,336
		Printing – 1.0%
3,401	[1]	Consolidated Graphics, Inc.	172,737
18,280	[1]	Valassis Communications, Inc.	415,870
		TOTAL	588,607
		Recreational Goods – 0.5%
6,918		Sturm Ruger & Co., Inc.	274,299
		Recreational Vehicles – 0.9%
24,782		Brunswick Corp.	528,848
		Restaurants – 2.5%
5,605		CEC Entertainment, Inc.	197,128
8,876		Cracker Barrel Old Country Store, Inc.	465,724
7,459	[1]	DineEquity, Inc.	354,452
9,852		P. F. Chang's China Bistro, Inc.	320,781
4,316	[1]	Red Robin Gourmet Burgers	132,544
		TOTAL	1,470,629
		Roofing & Wallboard – 0.3%
6,847	[1]	Beacon Roofing Supply, Inc.	156,522
Semi-Annual Shareholder Report
7

Shares			Value
		Rubber – 0.4%
14,191		Cooper Tire & Rubber Co.	213,717
		Semiconductor Manufacturing – 0.6%
7,509	[1]	Cirrus Logic, Inc.	153,409
7,369	[1]	Omnivision Technologies, Inc.	98,081
13,710	[1]	Triquint Semiconductor, Inc.	82,123
		TOTAL	333,613
		Semiconductor Manufacturing Equipment – 1.4%
18,799		Brooks Automation, Inc.	201,525
8,517	[1]	Mentor Graphics Corp.	118,131
21,199	[1]	Veeco Instruments, Inc.	517,468
		TOTAL	837,124
		Services to Medical Professionals – 2.3%
9,238	[1]	Centene Corp.	417,558
9,335	[1]	Molina Healthcare, Inc.	285,744
19,379	[1]	PSS World Medical, Inc.	470,328
8,480	[1]	Team Health Holdings, Inc.	174,688
		TOTAL	1,348,318
		Shoes – 2.9%
42,221	[1]	CROCs, Inc.	803,043
5,511	[1]	Steven Madden Ltd.	226,723
17,026		Wolverine World Wide, Inc.	665,546
		TOTAL	1,695,312
		Software Packaged/Custom – 6.1%
8,763	[1]	ACI Worldwide, Inc.	266,220
6,396	[1]	Acxiom Corp.	87,753
6,464		Marketaxess Holdings, Inc.	200,707
4,479	[1]	MicroStrategy, Inc., Class A	515,622
29,358	[1]	Parametric Technology Corp.	738,941
18,630	[1]	Progress Software Corp.	434,638
19,987	[1]	Quest Software, Inc.	406,735
10,434	[1]	Solarwinds, Inc.	329,819
7,663	[1]	Take-Two Interactive Software, Inc.	119,543
4,428	[1]	Verint Systems, Inc.	125,357
18,482	[1]	Websense, Inc.	349,310
		TOTAL	3,574,645
		Specialty Chemicals – 4.0%
4,033		Chemed Corp.	226,413
15,934	[1]	Chemtura Corp.	223,873
Semi-Annual Shareholder Report
8

Shares			Value
7,699	[1]	Kraton Performance Polymers, Inc.	218,960
13,220	[1]	LSB Industries, Inc.	463,361
1,638		Quaker Chemical Corp.	72,563
22,339	[1]	Rockwood Holdings, Inc.	1,128,119
		TOTAL	2,333,289
		Specialty Retailing – 5.4%
2,114		Aaron's, Inc.	56,254
30,792	[1]	Ascena Retail Group, Inc.	1,089,113
3,669	[1]	Dorman Products, Inc.	159,271
2,592		Finish Line, Inc., Class A	54,821
4,343	[1]	Hibbett Sports, Inc.	208,160
3,445	[1]	Kirkland's, Inc.	51,572
5,851	[1]	Lumber Liquidators, Inc.	124,977
22,119		Penske Automotive Group, Inc.	495,023
11,348		Tractor Supply Co.	916,578
		TOTAL	3,155,769
		Telecommunication Equipment & Services – 2.0%
16,231	[1]	Anixter International, Inc.	1,063,293
8,553	[1]	Brightpoint, Inc.	100,241
		TOTAL	1,163,534
		Trucking – 0.5%
7,078	[1]	Old Dominion Freight Lines, Inc.	301,664
		Undesignated Consumer Cyclicals – 5.8%
24,224	[1]	Avis Budget Group, Inc.	347,614
10,886	[1]	Bridgepoint Education, Inc.	267,687
5,528	[1]	Capella Education Co.	234,000
3,708	[1]	Liquidity Services, Inc.	127,963
20,100		Nu Skin Enterprises, Inc., Class A	1,003,995
12,615	[1]	Parexel International Corp.	304,022
13,022		Pool Corp.	443,139
6,214		Strayer Education, Inc.	676,083
		TOTAL	3,404,503
		Undesignated Consumer Durables – 0.6%
6,148		Group 1 Automotive, Inc.	327,934
		TOTAL COMMON STOCKS (IDENTIFIED COST $51,459,487)	57,548,295
Semi-Annual Shareholder Report
9

Shares			Value
		MUTUAL FUND – 1.7%
969,806	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	969,806
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $52,429,293)[4]	58,518,101
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[5]	(63,913)
		TOTAL NET ASSETS — 100%	$58,454,188
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$12.12	$8.74	$7.85	$11.57	$12.95	$10.59
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	(0.13)[2]	(0.10)[2]	(0.08)[2]	(0.14)[2]	(0.14)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.03)	3.51	0.99	(3.64)	(1.17)	2.50
TOTAL FROM INVESTMENT OPERATIONS	(0.08)	3.38	0.89	(3.72)	(1.31)	2.36
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(0.07)	—
Regulatory Settlement Proceeds	—	—	—	0.00[3]	—	—
Net Asset Value, End of Period	$12.04	$12.12	$8.74	$7.85	$11.57	$12.95
Total Return[4]	(0.66)%	38.67%	11.34%	(32.15)%[5]	(10.20)%	22.29%
Ratios to Average Net Assets:
Net expenses	1.75%[6]	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(0.89)%[6]	(1.18)%	(1.17)%	(1.04)%	(1.20)%	(1.16)%
Expense waiver/reimbursement[7]	1.23%[6]	1.14%	1.22%	1.02%	1.05%	25.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,592	$25,634	$19,822	$21,682	$31,874	$532
Portfolio turnover	50%	154%	142%	244%	212%	157%
1	MDT Small Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Growth Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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11

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,			Period Ended 7/31/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$11.90	$8.65	$7.81	$11.61	$11.26
Income From Investment Operations:
Net investment income (loss)	(0.09)[2]	(0.21)[2]	(0.16)[2]	(0.14)[2]	(0.09)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.05)	3.46	1.00	(3.66)	0.44
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	3.25	0.84	(3.80)	0.35
Regulatory Settlement Proceeds	—	—	—	0.00[3]	—
Net Asset Value, End of Period	$11.76	$11.90	$8.65	$7.81	$11.61
Total Return[4]	(1.18)%	37.57%	10.76%	(32.73)%	3.11%
Ratios to Average Net Assets:
Net expenses	2.50%[5]	2.50%	2.50%	2.50%	2.50%[5]
Net investment income (loss)	(1.64)%[5]	(1.93)%	(1.92)%	(1.75)%	(1.96)%[5]
Expense waiver/reimbursement[6]	1.24%[5]	1.15%	1.22%	1.02%	1.05%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,969	$2,541	$2,350	$3,088	$9,811
Portfolio turnover	50%	154%	142%	244%	212%[7]
1	Reflects operations for the period from March 18, 2008 (date of initial investment) to July 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2008.

See Notes which are an integral part of the Financial Statements

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12

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$11.60	$8.43	$7.62	$11.32	$12.77	$10.52
Income From Investment Operations:
Net investment income (loss)	(0.09)[2]	(0.21)[2]	(0.16)[2]	(0.14)[2]	(0.22)[2]	(0.23)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)	3.38	0.97	(3.56)	(1.16)	2.48
TOTAL FROM INVESTMENT OPERATIONS	(0.13)	3.17	0.81	(3.70)	(1.38)	2.25
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(0.07)	—
Regulatory Settlement Proceeds	—	—	—	0.00[3]	—	—
Net Asset Value, End of Period	$11.47	$11.60	$8.43	$7.62	$11.32	$12.77
Total Return[4]	(1.12)%	37.60%	10.63%	(32.69)%	(10.89)%	21.39%
Ratios to Average Net Assets:
Net expenses	2.50%[5]	2.50%	2.49%	2.50%	2.47%	2.50%
Net investment income (loss)	(1.65)%[5]	(1.94)%	(1.91)%	(1.79)%	(1.93)%	(1.92)%
Expense waiver/reimbursement[6]	1.23%[5]	1.13%	1.22%	1.02%	1.07%	27.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,420	$4,663	$2,795	$4,069	$6,450	$702
Portfolio turnover	50%	154%	142%	244%	212%	157%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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13

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$12.31	$8.85	$7.93	$11.66	$13.02	$10.61
Income From Investment Operations:
Net investment income (loss)	(0.04)[2]	(0.10)[2]	(0.08)[2]	(0.06)[2]	(0.11)[2]	(0.13)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)	3.56	1.00	(3.67)	(1.18)	2.54
TOTAL FROM INVESTMENT OPERATIONS	(0.08)	3.46	0.92	(3.73)	(1.29)	2.41
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(0.07)	—
Regulatory Settlement Proceeds	—	—	—	0.00[3]	—	—
Net Asset Value, End of Period	$12.23	$12.31	$8.85	$7.93	$11.66	$13.02
Total Return[4]	(0.65)%	39.10%	11.60%	(31.99)%	(9.99)%	22.71%
Ratios to Average Net Assets:
Net expenses	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.65)%[5]	(0.92)%	(0.92)%	(0.80)%	(0.91)%	(1.03)%
Expense waiver/reimbursement[6]	1.23%[5]	1.15%	1.22%	1.02%	1.09%	5.58%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,473	$29,395	$27,039	$39,246	$62,209	$16,245
Portfolio turnover	50%	154%	142%	244%	212%	157%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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14

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $969,806 of investments in an affiliated holding (Note 5) (identified cost $52,429,293)		$58,518,101
Income receivable		10,774
Receivable for investments sold		507,312
Receivable for shares sold		41,614
TOTAL ASSETS		59,077,801
Liabilities:
Payable for investments purchased	$364,624
Payable for shares redeemed	130,082
Payable for transfer and dividend disbursing agent fees and expenses	62,188
Payable for Directors'/Trustees' fees	125
Payable for portfolio accounting fees	13,942
Payable for distribution services fee (Note 5)	3,924
Payable for shareholder services fee (Note 5)	14,726
Payable for share registration costs	16,513
Accrued expenses	17,489
TOTAL LIABILITIES		623,613
Net assets for 4,840,573 shares outstanding		$58,454,188
Net Assets Consist of:
Paid-in capital		$78,534,836
Net unrealized appreciation of investments		6,088,808
Accumulated net realized loss on investments and foreign currency transactions		(25,936,736)
Accumulated net investment income (loss)		(232,720)
TOTAL NET ASSETS		$58,454,188
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15

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($23,592,042 ÷ 1,960,205 shares outstanding), no par value, unlimited shares authorized	$12.04
Offering price per share (100/94.50 of $12.04)	$12.74
Redemption proceeds per share	$12.04
Class B Shares:
Net asset value per share ($1,968,824 ÷ 167,351 shares outstanding), no par value, unlimited shares authorized	$11.76
Offering price per share	$11.76
Redemption proceeds per share (94.50/100 of $11.76)	$11.11
Class C Shares:
Net asset value per share ($4,420,022 ÷ 385,322 shares outstanding), no par value, unlimited shares authorized	$11.47
Offering price per share	$11.47
Redemption proceeds per share (99.00/100 of $11.47)	$11.36
Institutional Shares:
Net asset value per share ($28,473,300 ÷ 2,327,695 shares outstanding), no par value, unlimited shares authorized	$12.23
Offering price per share	$12.23
Redemption proceeds per share	$12.23

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Dividends (including $866 received from an affiliated holding (Note 5))			$233,290
Expenses:
Investment adviser fee (Note 5)		$312,716
Administrative fee (Note 5)		135,738
Custodian fees		9,321
Transfer and dividend disbursing agent fees and expenses		170,126
Directors'/Trustees' fees		1,214
Auditing fees		11,626
Legal fees		3,066
Portfolio accounting fees		40,242
Distribution services fee (Note 5)		22,431
Shareholder services fee (Note 5)		33,981
Account administration fee (Note 2)		375
Share registration costs		25,736
Printing and postage		29,722
Insurance premiums		2,133
Miscellaneous		3,249
TOTAL EXPENSES		801,676
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(308,288)
Waiver of administrative fee	(27,378)
TOTAL WAIVERS AND REIMBURSEMENT		(335,666)
Net expenses			466,010
Net investment income (loss)			(232,720)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,917,836
Net change in unrealized appreciation of investments			(3,416,195)
Net realized and unrealized loss on investments			(498,359)
Change in net assets resulting from operations			$(731,079)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(232,720)	$(668,315)
Net realized gain on investments	2,917,836	16,788,945
Net change in unrealized appreciation/depreciation of investments	(3,416,195)	2,272,284
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(731,079)	18,392,914
Share Transactions:
Proceeds from sale of shares	6,531,703	14,184,989
Cost of shares redeemed	(9,580,128)	(22,350,403)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,048,425)	(8,165,414)
Change in net assets	(3,779,504)	10,227,500
Net Assets:
Beginning of period	62,233,692	52,006,192
End of period (including accumulated net investment income (loss) of $(232,720) and $0, respectively)	$58,454,188	$62,233,692

See Notes which are an integral part of the Financial Statements

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18

Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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20

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$132
Class C Shares	243
TOTAL	$375

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	98,248	$1,071,584	338,623	$3,939,179
Shares redeemed	(252,539)	(2,724,569)	(490,937)	(5,523,025)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(154,291)	$(1,652,985)	(152,314)	$(1,583,846)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,285	$45,587	43,028	$480,622
Shares redeemed	(50,578)	(532,144)	(101,250)	(1,082,656)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(46,293)	$(486,557)	(58,222)	$(602,034)
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	27,722	$291,193	146,991	$1,747,238
Shares redeemed	(44,430)	(447,968)	(76,505)	(788,663)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(16,708)	$(156,775)	70,486	$958,575
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	478,118	$5,123,339	699,851	$8,017,950
Shares redeemed	(539,086)	(5,875,447)	(1,364,704)	(14,956,059)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(60,968)	$(752,108)	(664,853)	$(6,938,109)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(278,260)	$(3,048,425)	(804,903)	$(8,165,414)

4. FEDERAL TAX INFORMATION

At January 31, 2012, the cost of investments for federal tax purposes was $52,429,293. The net unrealized appreciation of investments for federal tax purposes was $6,088,808. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,360,125 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,271,317.

At July 31, 2011, the Fund had a capital loss carryforward of $28,777,412 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-term	Long-term	Total
2017	$3,319,329	NA	$3,319,329
2018	$25,458,083	NA	$25,458,083
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $307,732 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, FAS waived $27,378 of its fee. The net fee paid to FAS was 0.398% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$7,473
Class C Shares	14,958
TOTAL	$22,431

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2012, FSC retained $5,979 of fees paid by the Fund. For the six months ended January 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2012, FSC retained $422 in sales charges from the sale of Class A Shares, $603 relating to redemptions of Class B Shares and $421 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$26,746
Class B Shares	2,491
Class C Shares	4,744
TOTAL	$33,981

For the six months ended January 31, 2012, FSSC received $1,539 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.75%, 2.50%, 2.50% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the Semi-Annual Shareholder Report

25

date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2012, the Adviser reimbursed $556. Transactions involving the affiliated holding during the six months ended January 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2011	1,095,096
Purchases/Additions	6,817,543
Sales/Reductions	6,942,833
Balance of Shares Held 1/31/2012	969,806
Value	$969,806
Dividend Income	$866

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2012, were as follows:

Purchases	$27,553,448
Sales	$30,797,905

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$993.40	$8.77
Class B Shares	$1,000	$988.20	$12.49
Class C Shares	$1,000	$988.80	$12.50
Institutional Shares	$1,000	$993.50	$7.52
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.34	$8.87
Class B Shares	$1,000	$1,012.57	$12.65
Class C Shares	$1,000	$1,012.57	$12.65
Institutional Shares	$1,000	$1,017.60	$7.61
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.75%
Class B Shares	2.50%
Class C Shares	2.50%
Institutional Shares	1.50%
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Evaluation and Approval of Advisory Contract – May 2011

federated mdt small cap growth fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

31

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three- and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

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The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31421R775
CUSIP 31421R676
CUSIP 31421R767
CUSIP 31421R759

36367 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2012